UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2016

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
3,217	*	American Axle & Manufacturing Holdings, Inc	$50
9,597		BorgWarner, Inc	369
2,442		Cooper Tire & Rubber Co	90
605	*	Cooper-Standard Holding, Inc	44
6,736		Dana Holding Corp	95
11,850		Delphi Automotive plc	889
721	*	Dorman Products, Inc	39
1,013		Drew Industries, Inc	65
1,256	*	Federal Mogul Corp (Class A)	12
160,882		Ford Motor Co	2,172
520	*	Fox Factory Holding Corp	8
66,169		General Motors Co	2,080
12,394		Gentex Corp	194
1,535	*	Gentherm, Inc	64
10,982		Goodyear Tire & Rubber Co	362
7,967		Harley-Davidson, Inc	409
799	*	Horizon Global Corp	10
27,079		Johnson Controls, Inc	1,055
3,236		Lear Corp	360
428		Metaldyne Performance Group, Inc	7
2,342	*	Modine Manufacturing Co	26
670	*	Motorcar Parts of America, Inc	25
909		Standard Motor Products, Inc	32
1,336	*	Stoneridge, Inc	19
157		Strattec Security Corp	9
1,205		Superior Industries International, Inc	27
2,561	*	Tenneco, Inc	132
3,999	*,e	Tesla Motors, Inc	919
1,931		Thor Industries, Inc	123
897		Tower International, Inc	24
1,621		Visteon Corp	129
1,327		Winnebago Industries, Inc	30

		TOTAL AUTOMOBILES & COMPONENTS	9,869

BANKS - 5.5%
691		1st Source Corp	22
295		Access National Corp	6
374		American National Bankshares, Inc	9
1,244		Ameris Bancorp	37
387		Ames National Corp	10
111	*	Anchor BanCorp Wisconsin, Inc	5
1,475		Apollo Residential Mortgage	20
620		Arrow Financial Corp	16
6,444		Associated Banc-Corp	116
3,765		Astoria Financial Corp	60
1,300		Banc of California, Inc	23
333		Bancfirst Corp	19
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	31
4,206		Bancorpsouth, Inc	90
2,688		Bank Mutual Corp	20
436,209		Bank of America Corp	5,898
1,440	e	Bank of Hawaii Corp	98
288		Bank of Marin Bancorp	14
3,365		Bank of the Ozarks, Inc	141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,044		BankFinancial Corp	$12
4,327		BankUnited	149
824		Banner Corp	35
261		Bar Harbor Bankshares	9
31,772		BB&T Corp	1,057
3,505		BBCN Bancorp, Inc	53
573	*,e	Bear State Financial, Inc	5
3,521	*	Beneficial Bancorp, Inc	48
1,257		Berkshire Hills Bancorp, Inc	34
1,165		Blue Hills Bancorp, Inc	16
812		BNC Bancorp	17
2,584	*,e	BofI Holding, Inc	55
1,144	e	BOK Financial Corp	62
3,543		Boston Private Financial Holdings, Inc	41
354		Bridge Bancorp, Inc	11
2,984		Brookline Bancorp, Inc	33
630		Bryn Mawr Bank Corp	16
334	*	BSB Bancorp, Inc	7
242	*	C1 Financial, Inc	6
409		Camden National Corp	17
962		Capital Bank Financial Corp	30
659		Capital City Bank Group, Inc	10
5,890		Capitol Federal Financial	78
1,503		Cardinal Financial Corp	31
1,376	*	Cascade Bancorp	8
3,338		Cathay General Bancorp	95
1,935		Centerstate Banks of Florida, Inc	29
987		Central Pacific Financial Corp	21
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	14
1,427		Chemical Financial Corp	51
7,352		CIT Group, Inc	228
125,819		Citigroup, Inc	5,253
533		Citizens & Northern Corp	11
12,829		Citizens Financial Group, Inc	269
68		City Holding Co	3
856		Clifton Bancorp, Inc	13
498		CNB Financial Corp	9
1,740		CoBiz, Inc	21
2,323		Columbia Banking System, Inc	69
7,527		Comerica, Inc	285
3,046		Commerce Bancshares, Inc	137
1,740		Community Bank System, Inc	66
651		Community Trust Bancorp, Inc	23
449	*	CommunityOne Bancorp	6
1,146		ConnectOne Bancorp, Inc	19
411	*	CU Bancorp	9
2,283	e	Cullen/Frost Bankers, Inc	126
1,005	*	Customers Bancorp, Inc	24
4,428		CVB Financial Corp	77
1,325		Dime Community Bancshares	23
1,262	*	Eagle Bancorp, Inc	61
5,570		East West Bancorp, Inc	181
301		Enterprise Bancorp, Inc	8
828		Enterprise Financial Services Corp	22
2,337	*	Essent Group Ltd	49
3,701		EverBank Financial Corp	56
63		Farmers Capital Bank Corp	2
1,196	*	FCB Financial Holdings, Inc	40
384		Federal Agricultural Mortgage Corp (Class C)	14
470		Fidelity Southern Corp	8
32,984		Fifth Third Bancorp	550
664		Financial Institutions, Inc	19
720		First Bancorp (NC)	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,520	*	First Bancorp (Puerto Rico)	$13
498		First Bancorp, Inc	10
1,277		First Busey Corp	26
360		First Business Financial Services, Inc	8
218		First Citizens Bancshares, Inc (Class A)	55
3,957		First Commonwealth Financial Corp	35
680		First Community Bancshares, Inc	13
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	20
2,653		First Financial Bancorp	48
2,808	e	First Financial Bankshares, Inc	83
590		First Financial Corp	20
10,029		First Horizon National Corp	131
747		First Interstate Bancsystem, Inc	21
1,580		First Merchants Corp	37
3,493		First Midwest Bancorp, Inc	63
670	*	First NBC Bank Holding Co	14
14,970		First Niagara Financial Group, Inc	145
432		First of Long Island Corp	12
5,604		First Republic Bank	373
6,780		FirstMerit Corp	143
890	*	Flagstar Bancorp, Inc	19
1,327		Flushing Financial Corp	29
8,991		FNB Corp	117
752		Fox Chase Bancorp, Inc	15
222	*	Franklin Financial Network, Inc	6
7,161		Fulton Financial Corp	96
602		German American Bancorp, Inc	19
3,303		Glacier Bancorp, Inc	84
500		Great Southern Bancorp, Inc	19
1,739		Great Western Bancorp, Inc	47
455	*	Green Bancorp, Inc	3
710		Guaranty Bancorp	11
3,286		Hancock Holding Co	75
1,525		Hanmi Financial Corp	34
879		Heartland Financial USA, Inc	27
1,007		Heritage Commerce Corp	10
1,277		Heritage Financial Corp	22
917		Heritage Oaks Bancorp	7
3,399	*	Hilltop Holdings, Inc	64
57		Hingham Institution for Savings	7
2,400		Home Bancshares, Inc	98
698	*	HomeStreet, Inc	15
980	*	HomeTrust Bancshares, Inc	18
259		Horizon Bancorp	6
34,297		Huntington Bancshares, Inc	327
1,574		IBERIABANK Corp	81
350	*,e	Impac Mortgage Holdings, Inc	5
1,031		Independent Bank Corp (MA)	47
1,023		Independent Bank Corp (MI)	15
406		Independent Bank Group, Inc	11
2,385		International Bancshares Corp	59
15,075		Investors Bancorp, Inc	175
154,106		JPMorgan Chase & Co	9,126
3,956		Kearny Financial Corp	49
35,830		Keycorp	396
1,629		Lakeland Bancorp, Inc	17
141		Lakeland Financial Corp	6
2,001		LegacyTexas Financial Group, Inc	39
308	*,e	LendingTree, Inc	30
226	e	Live Oak Bancshares, Inc	3
6,423		M&T Bank Corp	713
731		MainSource Financial Group, Inc	15
3,188		MB Financial, Inc	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

724		Mercantile Bank Corp	$16
273		Merchants Bancshares, Inc	8
2,343		Meridian Bancorp, Inc	33
241		Meta Financial Group, Inc	11
14,797	*	MGIC Investment Corp	113
334		MidWestOne Financial Group, Inc	9
1,713		National Bank Holdings Corp	35
357	e	National Bankshares, Inc	12
248	*,e	National Commerce Corp	6
6,208		National Penn Bancshares, Inc	66
1,624	*,e	Nationstar Mortgage Holdings, Inc	16
1,992		NBT Bancorp, Inc	54
18,627		New York Community Bancorp, Inc	296
2,265	*	NMI Holdings, Inc	11
2,143		Northfield Bancorp, Inc	35
4,319		Northwest Bancshares, Inc	58
741	e	OceanFirst Financial Corp	13
1,902	e	OFG Bancorp	13
4,647		Old National Bancorp	57
1,237	*	Old Second Bancorp, Inc	9
441		Opus Bank	15
2,090		Oritani Financial Corp	35
991		Pacific Continental Corp	16
726	*	Pacific Premier Bancorp, Inc	15
4,761		PacWest Bancorp	177
529		Park National Corp	48
1,481		Park Sterling Bank	10
534		Peapack Gladstone Financial Corp	9
221	e	Penns Woods Bancorp, Inc	8
575	*	PennyMac Financial Services, Inc	7
595		Peoples Bancorp, Inc	12
333		Peoples Financial Services Corp	12
12,770	e	People’s United Financial, Inc	203
2,087	*	PHH Corp	26
1,562		Pinnacle Financial Partners, Inc	77
21,291		PNC Financial Services Group, Inc	1,801
4,451		Popular, Inc	127
564		Preferred Bank	17
3,318		PrivateBancorp, Inc	128
2,962		Prosperity Bancshares, Inc	137
2,748		Provident Financial Services, Inc	55
110		QCR Holdings, Inc	3
8,211		Radian Group, Inc	102
56,649		Regions Financial Corp	445
1,629		Renasant Corp	54
612		Republic Bancorp, Inc (Class A)	16
1,466		S&T Bancorp, Inc	38
1,134		Sandy Spring Bancorp, Inc	32
735	*	Seacoast Banking Corp of Florida	12
938		ServisFirst Bancshares, Inc	42
370		Sierra Bancorp	7
2,150	*	Signature Bank	293
1,265		Simmons First National Corp (Class A)	57
1,062		South State Corp	68
468		Southside Bancshares, Inc	12
740		Southwest Bancorp, Inc	11
1,614		State Bank & Trust Co	32
5,435		Sterling Bancorp/DE	87
615		Stock Yards Bancorp, Inc	24
443		Stonegate Bank	13
601	*,e	Stonegate Mortgage Corp	3
513		Suffolk Bancorp	13
385	*	Sun Bancorp, Inc	8
21,221		SunTrust Banks, Inc	766

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,164	*	SVB Financial Group	$221
5,625		Synovus Financial Corp	163
2,319		Talmer Bancorp Inc	42
7,139		TCF Financial Corp	87
565		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	72
1,849		TFS Financial Corp	32
1,514	*	The Bancorp, Inc	9
664		Tompkins Trustco, Inc	42
2,219		TowneBank	43
968		Trico Bancshares	24
943	*	Tristate Capital Holdings, Inc	12
237	*	Triumph Bancorp, Inc	4
4,883		Trustco Bank Corp NY	30
2,849		Trustmark Corp	66
1,665		UMB Financial Corp	86
9,264		Umpqua Holdings Corp	147
1,915		Union Bankshares Corp	47
2,963	e	United Bankshares, Inc	109
2,012		United Community Banks, Inc	37
1,829		United Community Financial Corp	11
2,342		United Financial Bancorp, Inc (New)	29
792		Univest Corp of Pennsylvania	15
69,569		US Bancorp	2,824
10,196		Valley National Bancorp	97
1,098	*	Walker & Dunlop, Inc	27
1,683	*,e	Walter Investment Management Corp	13
3,040		Washington Federal, Inc	69
718		Washington Trust Bancorp, Inc	27
1,507		Waterstone Financial, Inc	21
3,918		Webster Financial Corp	141
193,343		Wells Fargo & Co	9,350
1,549		WesBanco, Inc	46
746		West Bancorporation, Inc	14
649	e	Westamerica Bancorporation	32
3,756	*	Western Alliance Bancorp	125
2,922		Wilshire Bancorp, Inc	30
1,947		Wintrust Financial Corp	86
960		WSFS Financial Corp	31
1,551		Yadkin Financial Corp	37
8,430		Zions Bancorporation	204

		TOTAL BANKS	50,196

CAPITAL GOODS - 7.6%
26,287		3M Co	4,380
3,138		A.O. Smith Corp	239
1,914		Aaon, Inc	54
1,501		AAR Corp	35
2,045	*	Accuride Corp	3
2,508		Actuant Corp (Class A)	62
1,720		Acuity Brands, Inc	375
1,431	e	Advanced Drainage Systems, Inc	31
5,513	*	Aecom Technology Corp	170
1,808	*	Aegion Corp	38
2,743	*	Aerojet Rocketdyne Holdings, Inc	45
831	*	Aerovironment, Inc	24
3,201		AGCO Corp	159
4,322		Air Lease Corp	139
2,801		Aircastle Ltd	62
374		Alamo Group, Inc	21
1,204		Albany International Corp (Class A)	45
3,688		Allegion plc	235
205		Allied Motion Technologies, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,514		Allison Transmission Holdings, Inc	$203
1,234		Altra Holdings, Inc	34
909	*	Ameresco, Inc	4
440	e	American Railcar Industries, Inc	18
373		American Science & Engineering, Inc	10
475	*	American Woodmark Corp	35
9,809		Ametek, Inc	490
1,268		Apogee Enterprises, Inc	56
1,687		Applied Industrial Technologies, Inc	73
555		Argan, Inc	20
1,645	*	Armstrong World Industries, Inc	80
729		Astec Industries, Inc	34
810	*	Astronics Corp	31
1,128		AZZ, Inc	64
2,291	*	Babcock & Wilcox Enterprises, Inc	49
2,326		Barnes Group, Inc	82
4,475		BE Aerospace, Inc	206
2,092	*	Beacon Roofing Supply, Inc	86
2,033	*	Blount International, Inc	20
626	*	BMC Stock Holdings, Inc	10
27,074		Boeing Co	3,437
2,014		Briggs & Stratton Corp	48
2,012	*	Builders FirstSource, Inc	23
3,729		BWX Technologies, Inc	125
2,752		Carlisle Cos, Inc	274
24,767		Caterpillar, Inc	1,896
1,264	*	Chart Industries, Inc	27
4,142		Chicago Bridge & Iron Co NV	152
728		CIRCOR International, Inc	34
2,112		Clarcor, Inc	122
4,213	*	Colfax Corp	120
840		Columbus McKinnon Corp	13
1,687		Comfort Systems USA, Inc	54
1,268	*	Commercial Vehicle Group, Inc	3
1,330	*	Continental Building Products Inc	25
2,014		Crane Co	109
916		Cubic Corp	37
7,419		Cummins, Inc	816
2,009		Curtiss-Wright Corp	152
24,602		Danaher Corp	2,334
13,158	e	Deere & Co	1,013
3,064	*	DigitalGlobe, Inc	53
5,796		Donaldson Co, Inc	185
932		Douglas Dynamics, Inc	21
6,781		Dover Corp	436
485	*	Ducommun, Inc	7
567	*	DXP Enterprises, Inc	10
1,212	*,e	Dycom Industries, Inc	78
19,261		Eaton Corp	1,205
2,642		EMCOR Group, Inc	128
27,686		Emerson Electric Co	1,506
840		Encore Wire Corp	33
1,774		EnerSys	99
788		Engility Holdings, Inc	15
711	*,e	Enphase Energy, Inc	2
1,003		EnPro Industries, Inc	58
1,174		ESCO Technologies, Inc	46
1,028	*	Esterline Technologies Corp	66
11,852	e	Fastenal Co	581
2,645		Federal Signal Corp	35
5,706		Flowserve Corp	253
6,186		Fluor Corp	332
6,740		Fortune Brands Home & Security, Inc	378
1,399		Franklin Electric Co, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

635		Freightcar America, Inc	$10
633	*,e	FuelCell Energy, Inc	4
1,855	e	GATX Corp	88
2,968	*,e	Generac Holdings, Inc	111
2,068		General Cable Corp	25
11,456		General Dynamics Corp	1,505
389,186		General Electric Co	12,372
1,331	*	Gibraltar Industries, Inc	38
966		Global Brass & Copper Holdings, Inc	24
903		Gorman-Rupp Co	23
2,508		Graco, Inc	211
470		Graham Corp	9
1,667		Granite Construction, Inc	80
3,079	*	Great Lakes Dredge & Dock Corp	14
1,206	e	Greenbrier Cos, Inc	33
1,574		Griffon Corp	24
1,293		H&E Equipment Services, Inc	23
3,556		Harsco Corp	19
797	*,e	HC2 Holdings, Inc	3
7,210	*	HD Supply Holdings, Inc	238
816		HEICO Corp	49
1,672		HEICO Corp (Class A)	80
4,078		Hexcel Corp	178
2,578		Hillenbrand, Inc	77
32,283		Honeywell International, Inc	3,617
2,399		Hubbell, Inc	254
2,054		Huntington Ingalls	281
316		Hurco Cos, Inc	10
404		Hyster-Yale Materials Handling, Inc	27
3,297		IDEX Corp	273
12,342		Illinois Tool Works, Inc	1,264
10,756		Ingersoll-Rand plc	667
916		Insteel Industries, Inc	28
3,749		ITT Corp	138
5,314	*	Jacobs Engineering Group, Inc	231
1,308		John Bean Technologies Corp	74
2,625	e	Joy Global, Inc	42
386		Kadant, Inc	17
1,238		Kaman Corp	53
6,104		KBR, Inc	95
3,474		Kennametal, Inc	78
1,479	*	KEYW Holding Corp	10
2,122	*	KLX, Inc	68
1,860	*,e	Kratos Defense & Security Solutions, Inc	9
3,268		L-3 Communications Holdings, Inc	387
246	*	Lawson Products, Inc	5
464		LB Foster Co (Class A)	8
1,542		Lennox International, Inc	208
2,832		Lincoln Electric Holdings, Inc	166
495	e	Lindsay Corp	35
11,220		Lockheed Martin Corp	2,485
1,293		LSI Industries, Inc	15
853	*	Lydall, Inc	28
5,733	e	Manitowoc Co, Inc	25
5,733	*	Manitowoc Foodservice, Inc	85
14,730		Masco Corp	463
1,317	*	Masonite International Corp	86
2,813	*	Mastec, Inc	57
2,059	*	Meritor, Inc	17
2,423	*	Middleby Corp	259
623	*,e	Milacron Holdings Corp	10
614		Miller Industries, Inc	12
1,285	*	Moog, Inc (Class A)	59
4,196	*	MRC Global, Inc	55

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,867		MSC Industrial Direct Co (Class A)	$143
2,210		Mueller Industries, Inc	65
7,046		Mueller Water Products, Inc (Class A)	70
881	*	MYR Group, Inc	22
206		National Presto Industries, Inc	17
315	*,e	Navistar International Corp	4
1,244	*	NCI Building Systems, Inc	18
822	e	NN, Inc	11
2,574		Nordson Corp	196
383	*	Nortek, Inc	19
7,466		Northrop Grumman Corp	1,478
435	*	Northwest Pipe Co	4
3,320	*,e	NOW, Inc	59
130	*,e	NV5 Holdings, Inc	4
117		Omega Flex, Inc	4
2,511		Orbital ATK, Inc	218
1,499	*	Orion Marine Group, Inc	8
3,310	e	Oshkosh Truck Corp	135
4,985		Owens Corning, Inc	236
14,617		Paccar, Inc	799
5,610		Parker Hannifin Corp	623
442	*	Patrick Industries, Inc	20
7,615		Pentair plc	413
1,847	*	Pgt, Inc	18
7,340	*,e	Plug Power, Inc	15
738	*	Ply Gem Holdings, Inc	10
416		Powell Industries, Inc	12
193	*,e	Power Solutions International, Inc	3
751	*	PowerSecure International, Inc	14
96		Preformed Line Products Co	4
1,410		Primoris Services Corp	34
1,003	*	Proto Labs, Inc	77
1,522		Quanex Building Products Corp	26
6,405	*	Quanta Services, Inc	145
1,726		Raven Industries, Inc	28
12,649		Raytheon Co	1,551
670		RBC Bearings, Inc	49
1,909		Regal-Beloit Corp	120
3,903	*	Rexnord Corp	79
5,454		Rockwell Automation, Inc	620
5,300		Rockwell Collins, Inc	489
4,148		Roper Industries, Inc	758
1,497	*	Rush Enterprises, Inc (Class A)	27
1,742		Simpson Manufacturing Co, Inc	67
2,375		Snap-On, Inc	373
2,496	*,e	SolarCity Corp	61
460	*	Sparton Corp	8
5,987	*	Spirit Aerosystems Holdings, Inc (Class A)	272
1,707		SPX Corp	26
1,707	*	SPX FLOW, Inc	43
537		Standex International Corp	42
6,261		Stanley Works	659
1,027		Sun Hydraulics Corp	34
763	*,e	Sunrun, Inc	5
1,507		TAL International Group, Inc	23
2,271	*,e	Taser International, Inc	45
1,462	*	Teledyne Technologies, Inc	129
775		Tennant Co	40
4,378		Terex Corp	109
967	e	Textainer Group Holdings Ltd	14
11,722		Textron, Inc	427
431	*,e	The ExOne Company	6
1,423	*	Thermon Group Holdings	25
3,277		Timken Co	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,841	e	Titan International, Inc	$10
784	*,e	Titan Machinery, Inc	9
2,000		Toro Co	172
2,253		TransDigm Group, Inc	496
1,428	*	Trex Co, Inc	68
1,999	*	Trimas Corp	35
6,464		Trinity Industries, Inc	118
2,084		Triumph Group, Inc	66
1,399	*	Tutor Perini Corp	22
370		Twin Disc, Inc	4
4,105	*	United Rentals, Inc	255
34,683		United Technologies Corp	3,472
1,705	*	Univar, Inc	29
850		Universal Forest Products, Inc	73
3,899	*	USG Corp	97
1,027		Valmont Industries, Inc	127
455	*	Vectrus, Inc	10
365	*	Veritiv Corp	14
1,023	*	Vicor Corp	11
2,592	e	W.W. Grainger, Inc	605
3,136	*	Wabash National Corp	41
2,314	*	WABCO Holdings, Inc	247
1,142		Watsco, Inc	154
1,120		Watts Water Technologies, Inc (Class A)	62
1,862	*,e	WESCO International, Inc	102
4,043		Westinghouse Air Brake Technologies Corp	321
2,765		Woodward Governor Co	144
502	*	Xerium Technologies, Inc	3
7,576		Xylem, Inc	310

		TOTAL CAPITAL GOODS	69,291

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,371		ABM Industries, Inc	77
2,247		Acacia Research (Acacia Technologies)	8
4,648	*	ACCO Brands Corp	42
7,234		ADT Corp	298
1,786	*	Advisory Board Co	58
2,166	*	ARC Document Solutions, Inc	10
383		Barrett Business Services, Inc	11
2,120		Brady Corp (Class A)	57
2,034		Brink’s Co	68
1,375	*	Casella Waste Systems, Inc (Class A)	9
2,526	*	CBIZ, Inc	25
669		CDI Corp	4
1,444		CEB, Inc	93
948		Ceco Environmental Corp	6
3,736		Cintas Corp	336
2,091	*	Clean Harbors, Inc	103
4,554	*	Copart, Inc	186
4,991		Covanta Holding Corp	84
555	*	CRA International, Inc	11
2,111		Deluxe Corp	132
1,518		Dun & Bradstreet Corp	156
6,139	*,m	Dyax Corp	7
1,357		Ennis, Inc	26
4,783		Equifax, Inc	547
1,364		Essendant, Inc	44
687		Exponent, Inc	35
419	*	Franklin Covey Co	7
1,807	*	FTI Consulting, Inc	64
841		G & K Services, Inc (Class A)	62
645	*	GP Strategies Corp	18
2,955		Healthcare Services Group	109

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

943		Heidrick & Struggles International, Inc	$22
218	*	Heritage-Crystal Clean, Inc	2
2,682		Herman Miller, Inc	83
1,049	*	Hill International, Inc	4
1,407		HNI Corp	55
644	*	Huron Consulting Group, Inc	37
892	*	ICF International, Inc	31
2,904	*	IHS, Inc (Class A)	361
1,756	*	Innerworkings, Inc	14
825		Insperity, Inc	43
2,666		Interface, Inc	49
5,993		KAR Auction Services, Inc	229
1,394		Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	20
1,737		Kimball International, Inc (Class B)	20
2,203		Knoll, Inc	48
2,239		Korn/Ferry International	63
2,932		Manpower, Inc	239
1,395		Matthews International Corp (Class A)	72
1,113		McGrath RentCorp	28
757	*	Mistras Group, Inc	19
1,928		Mobile Mini, Inc	64
1,290		MSA Safety, Inc	62
514		Multi-Color Corp	27
2,186	*	Navigant Consulting, Inc	35
15,185		Nielsen NV	800
563	*	NL Industries, Inc	1
2,194	*	On Assignment, Inc	81
7,377	*	Pendrell Corp	4
8,369		Pitney Bowes, Inc	180
1,198		Quad	15
8,857		R.R. Donnelley & Sons Co	145
9,635		Republic Services, Inc	459
1,664		Resources Connection, Inc	26
5,712		Robert Half International, Inc	266
3,297		Rollins, Inc	89
2,316	*	RPX Corp	26
672	*	SP Plus Corp	16
2,431		Steelcase, Inc (Class A)	36
3,418	*	Stericycle, Inc	431
1,407	*	Team, Inc	43
2,577		Tetra Tech, Inc	77
1,373	*	TransUnion	38
689	*	TRC Cos, Inc	5
1,734	*	TriNet Group, Inc	25
1,757	*	TrueBlue, Inc	46
17,032		Tyco International plc	625
583		Unifirst Corp	64
928		US Ecology, Inc	41
7,135	*	Verisk Analytics, Inc	570
871		Viad Corp	25
399	*	Volt Information Sciences, Inc	3
205		VSE Corp	14
1,558	*	WageWorks, Inc	79
5,140		Waste Connections, Inc	332
18,879		Waste Management, Inc	1,114
2,151		West Corp	49

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,072

CONSUMER DURABLES & APPAREL - 1.7%
653	e	Arctic Cat, Inc	11
383		Bassett Furniture Industries, Inc	12
970	*	Beazer Homes USA, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

715	*	Black Diamond, Inc	$3
3,934		Brunswick Corp	189
3,335		CalAtlantic Group, Inc	112
3,430		Callaway Golf Co	31
2,217		Carter’s, Inc	234
379	*	Cavco Industries, Inc	35
649	*	Century Communities, Inc	11
343	*	Cherokee, Inc	6
11,643		Coach, Inc	467
1,211		Columbia Sportswear Co	73
3,437	*	CROCS, Inc	33
269		CSS Industries, Inc	8
447		Culp, Inc	12
1,043	*	Deckers Outdoor Corp	63
13,852		DR Horton, Inc	419
458		Escalade, Inc	5
1,079		Ethan Allen Interiors, Inc	34
101		Flexsteel Industries, Inc	4
1,830	*	Fossil Group, Inc	81
4,933	*	Garmin Ltd	197
1,622	*	G-III Apparel Group Ltd	79
3,768	*,e	GoPro, Inc	45
373	*	Green Brick Partners, Inc	3
16,972		Hanesbrands, Inc	481
3,006		Harman International Industries, Inc	268
4,700		Hasbro, Inc	377
1,227	*	Helen of Troy Ltd	127
359		Hooker Furniture Corp	12
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	7
2,023	*,e	Iconix Brand Group, Inc	16
844	*	Installed Building Products Inc	23
1,204	*,e	iRobot Corp	43
816	*,e	Jakks Pacific, Inc	6
8,424	*	Jarden Corp	497
232		Johnson Outdoors, Inc	5
5,284	*	Kate Spade & Co	135
3,463		KB Home	50
2,146		La-Z-Boy, Inc	57
5,823		Leggett & Platt, Inc	282
420		Lennar Corp (B Shares)	16
7,356		Lennar Corp (Class A)	356
624	*,e	LGI Homes, Inc	15
847		Libbey, Inc	16
362		Lifetime Brands, Inc	6
4,705	*	Lululemon Athletica, Inc	319
862	*	M/I Homes, Inc	16
776	*	Malibu Boats Inc	13
441		Marine Products Corp	3
14,163		Mattel, Inc	476
302	*	MCBC Holdings, Inc	4
1,639		MDC Holdings, Inc	41
1,657	*	Meritage Homes Corp	60
7,341	*	Michael Kors Holdings Ltd	418
2,602	*	Mohawk Industries, Inc	497
817		Movado Group, Inc	23
182		Nacco Industries, Inc (Class A)	11
1,389	*	Nautilus, Inc	27
118	*,e	New Home Co Inc	1
11,338		Newell Rubbermaid, Inc	502
56,038		Nike, Inc (Class B)	3,445
156	*	NVR, Inc	270
621		Oxford Industries, Inc	42
1,894	*	Performance Sports Group Ltd	6
546	*	Perry Ellis International, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,465		Phillips-Van Heusen Corp	$343
2,792	e	Polaris Industries, Inc	275
1,839		Pool Corp	161
15,402		Pulte Homes, Inc	288
2,495		Ralph Lauren Corp	240
1,607	*	Sequential Brands Group, Inc	10
5,202	*	Skechers U.S.A., Inc (Class A)	158
796	*	Skullcandy, Inc	3
2,449	*	Smith & Wesson Holding Corp	65
2,386	*	Steven Madden Ltd	88
794	e	Sturm Ruger & Co, Inc	54
295		Superior Uniform Group, Inc	5
1,381	*	Taylor Morrison Home Corp	20
2,586	*	Tempur-Pedic International, Inc	157
7,450	*	Toll Brothers, Inc	220
1,636	*	TopBuild Corp	49
6,818	*	TRI Pointe Homes, Inc	80
2,191	*	Tumi Holdings, Inc	59
1,991	e	Tupperware Corp	115
7,279	*	Under Armour, Inc (Class A)	618
700	*	Unifi, Inc	16
677	*	Universal Electronics, Inc	42
1,001	*,e	Vera Bradley, Inc	20
13,932		VF Corp	902
491	*,e	Vince Holding Corp	3
2,676	*	Vista Outdoor, Inc	139
495	*	WCI Communities, Inc	9
378		Weyco Group, Inc	10
3,317		Whirlpool Corp	598
638	*,e	William Lyon Homes, Inc	9
4,367		Wolverine World Wide, Inc	80
1,093	*	Zagg, Inc	10

		TOTAL CONSUMER DURABLES & APPAREL	16,001

CONSUMER SERVICES - 2.3%
1,005	*,e	2U, Inc	23
812	*	American Public Education, Inc	17
3,700	*	Apollo Group, Inc (Class A)	30
8,090		ARAMARK Holdings Corp	268
650	*	Ascent Media Corp (Series A)	10
4,377	*	Belmond Ltd.	42
915	*	BJ’s Restaurants, Inc	38
5,198		Bloomin’ Brands, Inc	88
1,085		Bob Evans Farms, Inc	51
353	*,e	Bojangles’, Inc	6
3,388	*	Boyd Gaming Corp	70
987	*	Bravo Brio Restaurant Group, Inc	8
877	*	Bridgepoint Education, Inc	9
1,544	*	Bright Horizons Family Solutions	100
2,575		Brinker International, Inc	118
800	*	Buffalo Wild Wings, Inc	118
2,101	*	Caesars Acquisition Co	13
1,990	*,e	Caesars Entertainment Corp	14
428		Capella Education Co	23
3,103	*	Career Education Corp	14
17,429		Carnival Corp	920
741	e	Carriage Services, Inc	16
1,619	*	Carrols Restaurant Group, Inc	23
2,060		Cheesecake Factory	109
3,194	*,e	Chegg, Inc	14
1,277	*	Chipotle Mexican Grill, Inc (Class A)	601
1,471		Choice Hotels International, Inc	80
595		Churchill Downs, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

751	*	Chuy’s Holdings, Inc	$23
1,844		ClubCorp Holdings, Inc	26
328		Collectors Universe	5
805	e	Cracker Barrel Old Country Store, Inc	123
4,906		Darden Restaurants, Inc	325
959	*	Dave & Buster’s Entertainment, Inc	37
1,033	*	Del Frisco’s Restaurant Group, Inc	17
3,544	*	Denny’s Corp	37
2,747	e	DeVry Education Group, Inc	47
1,769	*,e	Diamond Resorts International, Inc	43
740		DineEquity, Inc	69
2,342		Domino’s Pizza, Inc	309
4,115		Dunkin Brands Group, Inc	194
571	*	El Pollo Loco Holdings, Inc	8
1,192	*	Eldorado Resorts, Inc	14
2,534		Extended Stay America, Inc	41
1,193	*	Fiesta Restaurant Group, Inc	39
217	*	Fogo De Chao, Inc	3
148		Graham Holdings Co	71
2,029	*	Grand Canyon Education, Inc	87
9,855	e	H&R Block, Inc	260
480	*,e	Habit Restaurants, Inc	9
21,771		Hilton Worldwide Holdings, Inc	490
5,783	*	Houghton Mifflin Harcourt Co	115
1,460	*	Hyatt Hotels Corp	72
3,625		International Game Technology plc	66
1,188		International Speedway Corp (Class A)	44
1,708	e	Interval Leisure Group, Inc	25
634	*	Intrawest Resorts Holdings Inc	5
1,142	*	Isle of Capri Casinos, Inc	16
596	*	J Alexander’s Holdings, Inc	6
1,255		Jack in the Box, Inc	80
649	*,e	Jamba, Inc	8
1,518	*	K12, Inc	15
343	*	Kona Grill, Inc	4
2,917	*	Krispy Kreme Doughnuts, Inc	45
3,967	*	La Quinta Holdings, Inc	50
14,909		Las Vegas Sands Corp	770
203		Liberty Tax, Inc	4
3,847	*	LifeLock, Inc	46
840		Marcus Corp	16
8,135	e	Marriott International, Inc (Class A)	579
1,019		Marriott Vacations Worldwide Corp	69
36,715		McDonald’s Corp	4,615
18,809	*	MGM Resorts International	403
388	*	Monarch Casino & Resort, Inc	8
400	*	Noodles & Co	5
5,556	*	Norwegian Cruise Line Holdings Ltd	307
1,060	*	Panera Bread Co (Class A)	217
860		Papa John’s International, Inc	47
328	*,e	Papa Murphy’s Holdings, Inc	4
3,355	*	Penn National Gaming, Inc	56
2,455	*	Pinnacle Entertainment, Inc	86
661	*,e	Planet Fitness, Inc	11
1,002	*	Popeyes Louisiana Kitchen, Inc	52
675	*	Potbelly Corp	9
600	*	Red Robin Gourmet Burgers, Inc	39
1,737	*	Regis Corp	26
6,975		Royal Caribbean Cruises Ltd	573
3,070	*	Ruby Tuesday, Inc	17
1,588		Ruth’s Chris Steak House, Inc	29
1,968	*,e	Scientific Games Corp (Class A)	19
2,991	e	SeaWorld Entertainment, Inc	63
8,545		Service Corp International	211

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,279	*	ServiceMaster Global Holdings, Inc	$161
206	*,e	Shake Shack, Inc	8
3,014		Six Flags Entertainment Corp	167
2,205		Sonic Corp	78
2,534		Sotheby’s (Class A)	68
581		Speedway Motorsports, Inc	12
62,064		Starbucks Corp	3,705
6,990		Starwood Hotels & Resorts Worldwide, Inc	583
57	*	Steak N Shake Co	21
491	*	Strayer Education, Inc	24
2,872		Texas Roadhouse, Inc (Class A)	125
1,028		Universal Technical Institute, Inc	4
1,570		Vail Resorts, Inc	210
1,142	*,e	Weight Watchers International, Inc	17
8,703		Wendy’s	95
287	*	Wingstop, Inc	7
5,074		Wyndham Worldwide Corp	388
3,122	e	Wynn Resorts Ltd	292
16,964		Yum! Brands, Inc	1,388
805	*	Zoe’s Kitchen, Inc	31

		TOTAL CONSUMER SERVICES	21,404

DIVERSIFIED FINANCIALS - 3.6%
2,314	*	Affiliated Managers Group, Inc	376
20,236	*	Ally Financial, Inc	379
34,162		American Express Co	2,098
7,365		Ameriprise Financial, Inc	692
727	e	Arlington Asset Investment Corp (Class A)	9
1,509		Artisan Partners Asset Management, Inc	47
35	*	Ashford, Inc	2
269	*	Associated Capital Group, Inc	8
46,004		Bank of New York Mellon Corp	1,694
247	*,e	BBX Capital Corp	4
7,666		BGC Partners, Inc (Class A)	69
5,144		BlackRock, Inc	1,752
953		Calamos Asset Management, Inc (Class A)	8
21,678		Capital One Financial Corp	1,502
1,340		Cash America International, Inc	52
3,188		CBOE Holdings, Inc	208
47,501		Charles Schwab Corp	1,331
13,279		CME Group, Inc	1,275
853		Cohen & Steers, Inc	33
5,330	*,e	Cowen Group, Inc	20
358	*,e	Credit Acceptance Corp	65
118		Diamond Hill Investment Group, Inc	21
17,299		Discover Financial Services	881
12,247	*	E*TRADE Financial Corp	300
5,045		Eaton Vance Corp	169
1,165	*,e	Encore Capital Group, Inc	30
1,226	*	Enova International, Inc	8
1,394		Evercore Partners, Inc (Class A)	72
2,322	*	Ezcorp, Inc (Class A)	7
1,763		Factset Research Systems, Inc	267
4,021		Federated Investors, Inc (Class B)	116
2,248		Financial Engines, Inc	71
1,226		First Cash Financial Services, Inc	56
3,451	*	FNFV Group	37
15,757		Franklin Resources, Inc	615
1,067		Gain Capital Holdings, Inc	7
269		GAMCO Investors, Inc (Class A)	10
17,814		Goldman Sachs Group, Inc	2,796
1,944	*	Green Dot Corp	45
1,295		Greenhill & Co, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,489		HFF, Inc (Class A)	$41
517		Houlihan Lokey, Inc	13
2,421		Interactive Brokers Group, Inc (Class A)	95
4,853		IntercontinentalExchange Group, Inc	1,141
675	*	INTL FCStone, Inc	18
18,200		Invesco Ltd	560
1,527		Investment Technology Group, Inc	34
24,870	e	iShares Russell 3000 Index Fund	3,006
6,264		Janus Capital Group, Inc	92
1,997	*	KCG Holdings, Inc	24
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	13
5,370		Lazard Ltd (Class A)	208
4,116		Legg Mason, Inc	143
2,822	*,e	LendingClub Corp	23
13,873		Leucadia National Corp	224
3,491	e	LPL Financial Holdings, Inc	87
1,588		MarketAxess Holdings, Inc	198
418		Marlin Business Services Corp	6
11,281		McGraw-Hill Financial, Inc	1,117
731		Moelis & Co	21
7,244		Moody’s Corp	699
63,294		Morgan Stanley	1,583
808		Morningstar, Inc	71
4,263		MSCI, Inc (Class A)	316
4,824		NASDAQ OMX Group, Inc	320
13,903		Navient Corp	166
686		Nelnet, Inc (Class A)	27
959	*	NewStar Financial, Inc	8
9,449		Northern Trust Corp	616
8,103		NorthStar Asset Management Group, Inc	92
791		OM Asset Management plc	11
464	*,e	On Deck Capital, Inc	4
2,198	*,e	OneMain Holdings, Inc	60
448		Oppenheimer Holdings, Inc	7
1,198	*	Pico Holdings, Inc	12
669	*	Piper Jaffray Cos	33
2,037	*,e	PRA Group, Inc	60
527		Pzena Investment Management, Inc (Class A)	4
5,381		Raymond James Financial, Inc	256
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	3
1,130	*	Safeguard Scientifics, Inc	15
3,870		Santander Consumer USA Holdings, Inc	41
5,890		SEI Investments Co	254
17,941	*	SLM Corp	114
643		SPDR Trust Series 1	132
17,013		State Street Corp	996
2,900	*	Stifel Financial Corp	86
33,108	*	Synchrony Financial	949
10,670		T Rowe Price Group, Inc	784
11,372		TD Ameritrade Holding Corp	359
1,255		Tiptree Financial, Inc	7
817		Virtu Financial, Inc	18
311		Virtus Investment Partners, Inc	24
9,135		Voya Financial, Inc	272
3,560		Waddell & Reed Financial, Inc (Class A)	84
322		Westwood Holdings Group, Inc	19
4,611	e	WisdomTree Investments, Inc	53
276	*,e	World Acceptance Corp	10

		TOTAL DIVERSIFIED FINANCIALS	32,794

ENERGY - 6.1%
4,200	*,e	Abraxas Petroleum Corp	4
99		Adams Resources & Energy, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,327	e	Alon USA Energy, Inc	$14
21,103		Anadarko Petroleum Corp	983
2,950	*	Antero Resources Corp	73
15,529		Apache Corp	758
2,935		Archrock, Inc	23
624	e	Ardmore Shipping Corp	5
2,529	e	Atwood Oceanics, Inc	23
17,871		Baker Hughes, Inc	783
2,221	*,e	Bill Barrett Corp	14
1,469		Bristow Group, Inc	28
19,247		Cabot Oil & Gas Corp	437
1		California Resources Corp	0	^
4,954	*	Callon Petroleum Co	44
8,080	*	Cameron International Corp	542
905		CARBO Ceramics, Inc	13
2,182	*	Carrizo Oil & Gas, Inc	67
10,033	*,e	Cheniere Energy, Inc	339
24,773	e	Chesapeake Energy Corp	102
77,947		Chevron Corp	7,436
3,957		Cimarex Energy Co	385
2,425	*	Clayton Williams Energy, Inc	22
3,211	*,e	Clean Energy Fuels Corp	9
2,429	*,e	Cloud Peak Energy, Inc	5
15,473	*	Cobalt International Energy, Inc	46
16,525		Columbia Pipeline Group, Inc	415
5,355	*	Concho Resources, Inc	541
51,119		ConocoPhillips	2,059
9,664	e	Consol Energy, Inc	109
670	*	Contango Oil & Gas Co	8
3,512	*	Continental Resources, Inc	107
762	e	CVR Energy, Inc	20
2,390		Delek US Holdings, Inc	36
15,447	e	Denbury Resources, Inc	34
19,851	*	Devon Energy Corp	545
3,880		DHT Holdings, Inc	22
2,618	e	Diamond Offshore Drilling, Inc	57
2,958	*	Diamondback Energy, Inc	228
1,027	*,e	Dorian LPG Ltd	10
1,347	*	Dril-Quip, Inc	82
3,923		Energen Corp	144
1,796	*,e	Energy Fuels, Inc	4
9,778		Ensco plc	101
22,906		EOG Resources, Inc	1,663
1,448	*,e	EP Energy Corp	7
6,431		EQT Corp	433
891	*	Era Group, Inc	8
668		Evolution Petroleum Corp	3
1,467	*	Exterran Corp	23
173,355	d	Exxon Mobil Corp	14,491
2,595	*,e	Fairmount Santrol Holdings, Inc	7
9,764	*	FMC Technologies, Inc	267
2,423	*	Forum Energy Technologies, Inc	32
1,468	e	Frank’s International NV	24
924	e	Frontline Ltd	8
1,757	e	GasLog Ltd	17
2,282	*,e	Gastar Exploration, Inc	3
710	*	Gener8 Maritime, Inc	5
626	*,e	Geospace Technologies Corp	8
3,789	e	Golar LNG Ltd	68
1,640		Green Plains Renewable Energy, Inc	26
1,158	e	Gulfmark Offshore, Inc	7
5,190	*	Gulfport Energy Corp	147
463		Hallador Energy Co	2
35,257		Halliburton Co	1,259

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,809	*	Helix Energy Solutions Group, Inc	$27
4,069	e	Helmerich & Payne, Inc	239
11,442		Hess Corp	602
7,784		HollyFrontier Corp	275
1,338	*,e	Hornbeck Offshore Services, Inc	13
685	*,e	Independence Contract Drilling, Inc	3
61	*,e	Isramco, Inc	5
73,181		Kinder Morgan, Inc	1,307
6,492	*	Kosmos Energy LLC	38
5,187	*,e	Laredo Petroleum Holdings, Inc	41
34,747		Marathon Oil Corp	387
22,424		Marathon Petroleum Corp	834
3,228	*,e	Matador Resources Co	61
1,193	*	Matrix Service Co	21
10,530	*,e	McDermott International, Inc	43
3,498	*	Memorial Resource Development Corp	36
7,556	e	Murphy Oil Corp	190
13,962		Nabors Industries Ltd	128
15,743	e	National Oilwell Varco, Inc	490
561	*	Natural Gas Services Group, Inc	12
3,582	e	Navios Maritime Acq Corp	6
8,207	*	Newfield Exploration Co	273
3,910	*	Newpark Resources, Inc	17
9,860	e	Noble Corp plc	102
18,226		Noble Energy, Inc	572
830	e	Nordic American Offshore Ltd	4
3,925	e	Nordic American Tanker Shipping	55
271	*,e	North Atlantic Drilling Ltd	1
3,091	*,e	Northern Oil And Gas, Inc	12
5,898	*,e	Oasis Petroleum, Inc	43
31,753		Occidental Petroleum Corp	2,173
4,264		Oceaneering International, Inc	142
2,073	*	Oil States International, Inc	65
8,715	e	Oneok, Inc	260
656	*	Pacific Ethanol, Inc	3
648		Panhandle Oil and Gas, Inc (Class A)	11
686	*	Par Petroleum Corp	13
5,410	*	Parker Drilling Co	11
4,386	*	Parsley Energy, Inc	99
6,387		Patterson-UTI Energy, Inc	113
3,649		PBF Energy, Inc	121
1,687	*	PDC Energy, Inc	100
620	*	PHI, Inc	12
22,251		Phillips 66	1,927
2,681	*	Pioneer Energy Services Corp	6
6,708		Pioneer Natural Resources Co	944
7,569		Questar Market Resources, Inc	107
7,147		Range Resources Corp	231
1,773	*	Renewable Energy Group, Inc	17
303	*,e	Rex American Resources Corp	17
3,065	*,e	Rice Energy, Inc	43
611	*	RigNet, Inc	8
843	*,e	Ring Energy, Inc	4
5,316		Rowan Cos plc	86
2,428	e	RPC, Inc	34
2,906	*	RSP Permian, Inc	84
2,020	*	Sanchez Energy Corp	11
52,583		Schlumberger Ltd	3,878
7,391		Scorpio Tankers, Inc	43
825	*,e	SEACOR Holdings, Inc	45
15,354	*,e	Seadrill Ltd	51
1,975		SemGroup Corp	44
2,365	e	Ship Finance International Ltd	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,953	e	SM Energy Co	$55
16,258	*,e	Southwestern Energy Co	131
27,640		Spectra Energy Corp	846
6,374		Superior Energy Services	85
4,246	*,e	Synergy Resources Corp	33
6,634		Targa Resources Investments, Inc	198
2,010	e	Teekay Corp	17
3,273		Teekay Tankers Ltd (Class A)	12
1,519		Tesco Corp	13
5,110		Tesoro Corp	440
3,896	*	Tetra Technologies, Inc	25
2,198	e	Tidewater, Inc	15
1,041	*	TransAtlantic Petroleum Ltd	1
2,246	*	Unit Corp	20
3,748	*	Uranium Energy Corp	3
2,176	e	US Silica Holdings Inc	49
20,036		Valero Energy Corp	1,285
1,693	*,e	W&T Offshore, Inc	4
37,057	*	Weatherford International Ltd	288
2,997		Western Refining, Inc	87
8,609	*,e	Whiting Petroleum Corp	69
31,174		Williams Cos, Inc	501
3,100		World Fuel Services Corp	151
8,680	*	WPX Energy, Inc	61

		TOTAL ENERGY	56,151

FOOD & STAPLES RETAILING - 2.1%
1,284		Andersons, Inc	40
1,611		Casey’s General Stores, Inc	183
776	*	Chefs’ Warehouse Holdings, Inc	16
18,245		Costco Wholesale Corp	2,875
46,652		CVS Health Corp	4,839
1,879	*	Fresh Market, Inc	54
555		Ingles Markets, Inc (Class A)	21
40,690		Kroger Co	1,556
345	*,e	Natural Grocers by Vitamin C	7
571	*,e	Performance Food Group Co	13
821		Pricesmart, Inc	69
41,789	*	Rite Aid Corp	341
1,024	*	Smart & Final Stores, Inc	17
1,696		Spartan Stores, Inc	51
6,473	*	Sprouts Farmers Market, Inc	188
10,836	*	Supervalu, Inc	62
24,376		Sysco Corp	1,139
2,109	*	United Natural Foods, Inc	85
292		Village Super Market (Class A)	7
35,405		Walgreens Boots Alliance, Inc	2,982
65,481		Wal-Mart Stores, Inc	4,485
145		Weis Markets, Inc	7
13,616		Whole Foods Market, Inc	424

		TOTAL FOOD & STAPLES RETAILING	19,461

FOOD, BEVERAGE & TOBACCO - 5.2%
136	e	Alico, Inc	4
81,621		Altria Group, Inc	5,114
654	*,e	Amplify Snack Brands, Inc	9
25,645		Archer Daniels Midland Co	931
2,348		B&G Foods, Inc (Class A)	82
1,649	*,e	Blue Buffalo Pet Products, Inc	42
387	*	Boston Beer Co, Inc (Class A)	72
1,156	e	Brown-Forman Corp	123
4,849		Brown-Forman Corp (Class B)	477

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,711		Bunge Ltd	$324
555		Calavo Growers, Inc	32
1,364	e	Cal-Maine Foods, Inc	71
7,269		Campbell Soup Co	464
2,926	*,e	Castle Brands, Inc	3
199		Coca-Cola Bottling Co Consolidated	32
162,721		Coca-Cola Co	7,549
9,837		Coca-Cola Enterprises, Inc	499
17,438		ConAgra Foods, Inc	778
6,719		Constellation Brands, Inc (Class A)	1,015
418	*	Craft Brewers Alliance, Inc	3
7,267	*	Darling International, Inc	96
3,987	e	Dean Foods Co	69
7,806		Dr Pepper Snapple Group, Inc	698
288	*	Farmer Bros Co	8
7,331		Flowers Foods, Inc	135
1,315		Fresh Del Monte Produce, Inc	55
901	*	Freshpet, Inc	7
24,741		General Mills, Inc	1,567
4,334	*	Hain Celestial Group, Inc	177
5,885		Hershey Co	542
11,212		Hormel Foods Corp	485
3,006		Ingredion, Inc	321
649	*,e	Inventure Foods, Inc	4
431		J&J Snack Foods Corp	47
5,011		J.M. Smucker Co	651
368		John B. Sanfilippo & Son, Inc	25
10,180		Kellogg Co	779
24,581		Kraft Heinz Co	1,931
744		Lancaster Colony Corp	82
1,289	*	Landec Corp	14
179	*	Lifeway Foods, Inc	2
443	e	Limoneira Co	7
5,151		McCormick & Co, Inc	512
8,250		Mead Johnson Nutrition Co	701
476		Mgp Ingredients, Inc	12
6,512		Molson Coors Brewing Co (Class B)	626
67,553		Mondelez International, Inc	2,710
6,132	*	Monster Beverage Corp	818
621	*	National Beverage Corp	26
996	*	Omega Protein Corp	17
61,248		PepsiCo, Inc	6,277
64,182		Philip Morris International, Inc	6,297
2,708		Pilgrim’s Pride Corp	69
4,849		Pinnacle Foods, Inc	217
2,313	*	Post Holdings, Inc	159
34,227		Reynolds American, Inc	1,722
887		Sanderson Farms, Inc	80
11	*	Seaboard Corp	33
365	*	Seneca Foods Corp	13
3,064		Snyder’s-Lance, Inc	96
889	*,e	Synutra International, Inc	4
823	e	Tootsie Roll Industries, Inc	29
2,338	*	TreeHouse Foods, Inc	203
12,339		Tyson Foods, Inc (Class A)	822
821	e	Universal Corp	47
3,167		Vector Group Ltd	72
7,405	*	WhiteWave Foods Co (Class A)	301

		TOTAL FOOD, BEVERAGE & TOBACCO	47,189

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
338	*,e	AAC Holdings, Inc	7
1,018		Abaxis, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

61,757		Abbott Laboratories	$2,583
1,733	*	Abiomed, Inc	164
2,184	*	Acadia Healthcare Co, Inc	120
3,073	*,e	Accuray, Inc	18
1,212		Aceto Corp	29
255	*	Addus HomeCare Corp	4
221	*,e	Adeptus Health, Inc	12
14,524		Aetna Inc	1,632
1,657	*,e	Air Methods Corp	60
3,513	*	Alere, Inc	178
3,457	*	Align Technology, Inc	251
253	*	Alliance HealthCare Services, Inc	2
7,667	*	Allscripts Healthcare Solutions, Inc	101
380	*	Almost Family, Inc	14
1,243	*	Amedisys, Inc	60
8,569		AmerisourceBergen Corp	742
2,008	*	AMN Healthcare Services, Inc	68
2,050	*	Amsurg Corp	153
558		Analogic Corp	44
1,310	*	Angiodynamics, Inc	16
566	*	Anika Therapeutics, Inc	25
5,177	*,e	Antares Pharma, Inc	5
10,948		Anthem, Inc	1,522
1,518	*,e	athenahealth, Inc	211
1,229	*,e	AtriCure, Inc	21
69		Atrion Corp	27
3,017		Bard (C.R.), Inc	611
22,322		Baxter International, Inc	917
8,657		Becton Dickinson & Co	1,314
2,663	*,e	BioScrip, Inc	6
1,148	*	BioTelemetry, Inc	13
55,150	*	Boston Scientific Corp	1,037
7,774	*	Brookdale Senior Living, Inc	123
1,496		Cantel Medical Corp	107
1,396	*	Capital Senior Living Corp	26
13,747		Cardinal Health, Inc	1,127
1,207	*	Cardiovascular Systems, Inc	13
1,380	*	Castlight Health, Inc	5
7,073	*	Centene Corp	436
12,062	*	Cerner Corp	639
3,181	*,e	Cerus Corp	19
719		Chemed Corp	97
10,690		Cigna Corp	1,467
504	*	Civitas Solutions, Inc	9
5,064	*	Community Health Systems, Inc	94
481	e	Computer Programs & Systems, Inc	25
439	*,e	ConforMIS, Inc	5
1,202		Conmed Corp	50
2,033		Cooper Cos, Inc	313
1,009	*,e	Corindus Vascular Robotics, Inc	1
514	*	Corvel Corp	20
1,273	*	Cross Country Healthcare, Inc	15
1,413		CryoLife, Inc	15
593	*	Cutera, Inc	7
943	*	Cynosure, Inc (Class A)	42
7,448	*	DaVita, Inc	547
10,090		DENTSPLY SIRONA, Inc	622
3,382	*	DexCom, Inc	230
1,539	*	Diplomat Pharmacy, Inc	42
9,016	*	Edwards Lifesciences Corp	795
308	*	EndoChoice Holdings, Inc	2
2,887	*	Endologix, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,136		Ensign Group, Inc	$48
221	*	Entellus Medical, Inc	4
7,853	*	Envision Healthcare Holdings, Inc	160
560	*	Evolent Health, Inc	6
408	*	Exactech, Inc	8
1,755	*	ExamWorks Group, Inc	52
26,337	*	Express Scripts Holding Co	1,809
1,637	*	Five Star Quality Care, Inc	4
1,865	*	GenMark Diagnostics, Inc	10
305	*,e	Glaukos Corp	5
2,899	*	Globus Medical, Inc	69
1,091	*	Greatbatch, Inc	39
2,236	*	Haemonetics Corp	78
2,049	*	Halyard Health, Inc	59
13,239	*	HCA Holdings, Inc	1,033
1,522	*	HealthEquity, Inc	38
3,916		Healthsouth Corp	147
1,071	*	HealthStream, Inc	24
1,449	*	Healthways, Inc	15
752	*,e	HeartWare International, Inc	24
3,378	*	Henry Schein, Inc	583
2,407		Hill-Rom Holdings, Inc	121
3,657	*	HMS Holdings Corp	52
10,495	*	Hologic, Inc	362
6,189		Humana, Inc	1,132
604	*	ICU Medical, Inc	63
3,988	*	Idexx Laboratories, Inc	312
369	*,e	Imprivata, Inc	5
5,323	*	IMS Health Holdings, Inc	141
672	*	Inogen Inc	30
1,018	*,e	Inovalon Holdings, Inc	19
2,452	*	Insulet Corp	81
1,114	*	Integra LifeSciences Holdings Corp	75
1,535	*	Intuitive Surgical, Inc	923
1,548	e	Invacare Corp	20
1,103	*,e	InVivo Therapeutics Holdings Corp	8
728	*	K2M Group Holdings, Inc	11
3,505		Kindred Healthcare, Inc	43
4,041	*	Laboratory Corp of America Holdings	473
498		Landauer, Inc	16
991	*	LDR Holding Corp	25
209		LeMaitre Vascular, Inc	3
593	*	LHC Group, Inc	21
1,586	*	LifePoint Hospitals, Inc	110
1,790	*	LivaNova plc	97
1,149	*	Magellan Health Services, Inc	78
1,900	*	Masimo Corp	80
9,524		McKesson Corp	1,498
2,351	*	Medidata Solutions, Inc	91
3,944	*	MEDNAX, Inc	255
59,166		Medtronic plc	4,437
1,883		Meridian Bioscience, Inc	39
1,836	*	Merit Medical Systems, Inc	34
1,450	*	Molina Healthcare, Inc	94
95		National Healthcare Corp	6
357		National Research Corp	6
1,466	*	Natus Medical, Inc	56
1,566	*	Neogen Corp	79
646	*	Nevro Corp	36
1,348	*,e	Nobilis Health Corp	4
2,136	*	NuVasive, Inc	104
363	*	Nuvectra Corp	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,725	*	NxStage Medical, Inc	$41
1,563	*	Omnicell, Inc	44
2,901	*	OraSure Technologies, Inc	21
861	*	Orthofix International NV	36
2,695		Owens & Minor, Inc	109
592	*,e	Oxford Immunotec Global plc	6
3,639		Patterson Cos, Inc	169
1,348	*	PharMerica Corp	30
1,600	*	Premier, Inc	53
444	*	Press Ganey Holdings, Inc	13
495	*	Providence Service Corp	25
1,960		Quality Systems, Inc	30
5,980		Quest Diagnostics, Inc	427
1,220	*	Quidel Corp	21
1,510	*	RadNet, Inc	7
5,894		Resmed, Inc	341
1,891	*,e	Rockwell Medical, Inc	14
2,673	*	RTI Biologics, Inc	11
371	*	SeaSpine Holdings Corp	5
489	*,e	Second Sight Medical Products, Inc	2
4,065		Select Medical Holdings Corp	48
1,958	*,e	Spectranetics Corp	28
11,407		St. Jude Medical, Inc	627
1,741	*,e	Staar Surgical Co	13
3,545		STERIS plc	252
13,911		Stryker Corp	1,493
643	*	Surgery Partners, Inc	9
915	*	Surgical Care Affiliates, Inc	42
723	*	SurModics, Inc	13
480	*,e	Tandem Diabetes Care, Inc	4
3,085	*	Team Health Holdings, Inc	129
407	*,e	Teladoc, Inc	4
1,581		Teleflex, Inc	248
4,206	*	Tenet Healthcare Corp	122
1,189	*,e	TransEnterix, Inc	5
1,085	*	Triple-S Management Corp (Class B)	27
703	*,e	Trupanion, Inc	7
3,641	*,e	Unilife Corp	2
39,353		UnitedHealth Group, Inc	5,073
1,661		Universal American Corp	12
3,813		Universal Health Services, Inc (Class B)	476
549		US Physical Therapy, Inc	27
149		Utah Medical Products, Inc	9
4,242	*	Varian Medical Systems, Inc	339
873	*	Vascular Solutions, Inc	28
3,085	*	VCA Antech, Inc	178
2,988	*	Veeva Systems, Inc	75
594	*,e	Veracyte, Inc	3
960	*	Vocera Communications, Inc	12
1,857	*	WellCare Health Plans, Inc	172
3,006		West Pharmaceutical Services, Inc	208
3,839	*	Wright Medical Group NV	64
1,310	*,e	Zeltiq Aesthetics, Inc	36
7,060		Zimmer Holdings, Inc	753

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	46,130

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
18,832		Avon Products, Inc	90
1,891	*	Central Garden and Pet Co (Class A)	31
5,230		Church & Dwight Co, Inc	482
5,271		Clorox Co	664
37,429		Colgate-Palmolive Co	2,644

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,508	e	Coty, Inc	$98
2,560		Edgewell Personal Care Co	206
945	*,e	Elizabeth Arden, Inc	8
2,560		Energizer Holdings, Inc	104
8,556		Estee Lauder Cos (Class A)	807
3,010	*	Herbalife Ltd	185
3,579	*	HRG Group, Inc	50
735		Inter Parfums, Inc	23
14,946		Kimberly-Clark Corp	2,010
571		Medifast, Inc	17
325	e	Natural Health Trends Corp	11
537		Nature’s Sunshine Products, Inc	5
2,507	e	Nu Skin Enterprises, Inc (Class A)	96
364	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	9
289	e	Orchids Paper Products Co	8
112,635		Procter & Gamble Co	9,271
575	*	Revlon, Inc (Class A)	21
1,068		Spectrum Brands, Inc	117
72	*,e	USANA Health Sciences, Inc	9
577		WD-40 Co	62

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,037

INSURANCE - 4.0%
17,925		Aflac, Inc	1,132
636	*	Alleghany Corp	316
4,032		Allied World Assurance Co Holdings Ltd	141
16,039		Allstate Corp	1,081
1,490	*	AMBAC Financial Group, Inc	24
2,947		American Equity Investment Life Holding Co	49
2,871		American Financial Group, Inc	202
47,964		American International Group, Inc	2,592
284	e	American National Insurance Co	33
810		Amerisafe, Inc	43
3,256		Amtrust Financial Services, Inc	84
11,625		Aon plc	1,214
4,862	*	Arch Capital Group Ltd	346
1,183		Argo Group International Holdings Ltd	68
7,085		Arthur J. Gallagher & Co	315
2,612		Aspen Insurance Holdings Ltd	125
2,863		Assurant, Inc	221
5,264		Assured Guaranty Ltd	133
493	*	Atlas Financial Holdings, Inc	9
4,272		Axis Capital Holdings Ltd	237
422		Baldwin & Lyons, Inc (Class B)	10
77,165	*	Berkshire Hathaway, Inc (Class B)	10,948
4,884		Brown & Brown, Inc	175
19,289		Chubb Ltd	2,298
6,937		Cincinnati Financial Corp	453
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	37
8,300		Conseco, Inc	149
1,190		Crawford & Co (Class B)	8
406		Donegal Group, Inc (Class A)	6
252		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	39
2,699		Endurance Specialty Holdings Ltd	176
285	*	Enstar Group Ltd	46
1,077		Erie Indemnity Co (Class A)	100
1,735		Everest Re Group Ltd	343
441		FBL Financial Group, Inc (Class A)	27
485		Federated National Holding Co	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

630		Fidelity & Guaranty Life	$16
4,733		First American Financial Corp	180
11,852		FNF Group	402
21,064	*	Genworth Financial, Inc (Class A)	57
1,299	*	Greenlight Capital Re Ltd (Class A)	28
368	*	Hallmark Financial Services	4
1,862		Hanover Insurance Group, Inc	168
16,651		Hartford Financial Services Group, Inc	767
290		HCI Group, Inc	10
838		Heritage Insurance Holdings, Inc	13
1,816		Horace Mann Educators Corp	58
392		Independence Holding Co	6
265		Infinity Property & Casualty Corp	21
474		James River Group Holdings Ltd	15
2,004		Kemper Corp	59
10,695		Lincoln National Corp	419
11,865		Loews Corp	454
2,294		Maiden Holdings Ltd	30
587	*	Markel Corp	523
22,203		Marsh & McLennan Cos, Inc	1,350
2,962	*	MBIA, Inc	26
1,146		Mercury General Corp	64
39,033		Metlife, Inc	1,715
1,590		National General Holdings Corp	34
224		National Interstate Corp	7
27		National Western Life Group, Inc	6
163	*	Navigators Group, Inc	14
11,046		Old Republic International Corp	202
1,061		OneBeacon Insurance Group Ltd (Class A)	13
378	*,e	Patriot National, Inc	3
1,790	e	Primerica, Inc	80
12,365		Principal Financial Group	488
1,922		ProAssurance Corp	97
24,638		Progressive Corp	866
18,804		Prudential Financial, Inc	1,358
2,540		Reinsurance Group of America, Inc (Class A)	244
1,799		RenaissanceRe Holdings Ltd	216
1,544		RLI Corp	103
678		Safety Insurance Group, Inc	39
2,545		Selective Insurance Group, Inc	93
630		State Auto Financial Corp	14
1,279		State National Cos, Inc	16
1,090		Stewart Information Services Corp	40
3,060	*	Third Point Reinsurance Ltd	35
5,035		Torchmark Corp	273
12,275		Travelers Cos, Inc	1,433
417	*	United America Indemnity Ltd	13
1,001		United Fire & Casualty Co	44
739		United Insurance Holdings Corp	14
1,340	e	Universal Insurance Holdings, Inc	24
10,536		UnumProvident Corp	326
3,531		Validus Holdings Ltd	167
4,187		W.R. Berkley Corp	235
220		White Mountains Insurance Group Ltd	177
12,941		XL Capital Ltd	476

		TOTAL INSURANCE	36,746

MATERIALS - 3.2%
1,236		A. Schulman, Inc	34
226		AEP Industries, Inc	15
8,823		Air Products & Chemicals, Inc	1,271
2,691		Airgas, Inc	381
7,540	*	AK Steel Holding Corp	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,747		Albemarle Corp	$303
55,032		Alcoa, Inc	527
4,614	e	Allegheny Technologies, Inc	75
1,339		American Vanguard Corp	21
2,561		Aptargroup, Inc	201
2,608		Ashland, Inc	287
3,846		Avery Dennison Corp	277
4,250	*	Axalta Coating Systems Ltd	124
2,975		Axiall Corp	65
1,365		Balchem Corp	85
5,827		Ball Corp	415
4,123		Bemis Co, Inc	213
4,981	*	Berry Plastics Group, Inc	180
1,581	*	Boise Cascade Co	33
2,677		Cabot Corp	129
2,460		Calgon Carbon Corp	34
2,123	e	Carpenter Technology Corp	73
6,474		Celanese Corp (Series A)	424
2,103	*,e	Century Aluminum Co	15
9,471		CF Industries Holdings, Inc	297
340		Chase Corp	18
7,648		Chemours Co	54
2,843	*	Chemtura	75
724	*	Clearwater Paper Corp	35
2,919	*,e	Cliffs Natural Resources, Inc	9
5,677	*,e	Coeur Mining, Inc	32
4,903		Commercial Metals Co	83
1,427		Compass Minerals International, Inc	101
277	*	Core Molding Technologies, Inc	3
5,868	*	Crown Holdings, Inc	291
507		Deltic Timber Corp	31
2,686		Domtar Corp	109
46,326		Dow Chemical Co	2,356
2,148		Eagle Materials, Inc	151
6,276		Eastman Chemical Co	453
10,941		Ecolab, Inc	1,220
37,371		EI du Pont de Nemours & Co	2,366
3,191	*	Ferro Corp	38
2,943		Ferroglobe plc	26
1,324	*,e	Flotek Industries, Inc	10
5,654		FMC Corp	228
51,785	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	535
954		FutureFuel Corp	11
3,109	*	GCP Applied Technologies, Inc	62
14,280		Graphic Packaging Holding Co	184
1,405		Greif, Inc (Class A)	46
2,138		H.B. Fuller Co	91
459		Hawkins, Inc	17
501		Haynes International, Inc	18
3,320	*	Headwaters, Inc	66
14,157	e	Hecla Mining Co	39
8,646		Huntsman Corp	115
877		Innophos Holdings, Inc	27
1,128		Innospec, Inc	49
3,379		International Flavors & Fragrances, Inc	384
17,778		International Paper Co	730
2,641	*	Intrepid Potash, Inc	3
722		Kaiser Aluminum Corp	61
3,744		Kapstone Paper and Packaging Corp	52
329		KMG Chemicals, Inc	8
952	*	Koppers Holdings, Inc	21
1,394	*	Kraton Polymers LLC	24
1,114	e	Kronos Worldwide, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,868	*	Louisiana-Pacific Corp	$83
901	*	LSB Industries, Inc	11
14,902		LyondellBasell Industries AF S.C.A	1,275
2,851		Martin Marietta Materials, Inc	455
864		Materion Corp	23
1,470		Minerals Technologies, Inc	84
18,044		Monsanto Co	1,583
14,524		Mosaic Co	392
710	*	Multi Packaging Solutions International Ltd	12
1,165		Myers Industries, Inc	15
743		Neenah Paper, Inc	47
364		NewMarket Corp	144
21,921		Newmont Mining Corp	583
12,971		Nucor Corp	614
6,869		Olin Corp	119
529		Olympic Steel, Inc	9
2,250	*	Omnova Solutions, Inc	13
6,940	*	Owens-Illinois, Inc	111
4,130		Packaging Corp of America	249
1,827		PH Glatfelter Co	38
4,983	*,e	Platform Specialty Products Corp	43
3,765		PolyOne Corp	114
11,239		PPG Industries, Inc	1,253
11,948		Praxair, Inc	1,367
610		Quaker Chemical Corp	52
1,981		Rayonier Advanced Materials, Inc	19
1,041	*	Real Industry, Inc	9
3,130		Reliance Steel & Aluminum Co	217
1,146	*	Rentech, Inc	3
2,719		Royal Gold, Inc	139
5,631		RPM International, Inc	267
1,183		Schnitzer Steel Industries, Inc (Class A)	22
1,285		Schweitzer-Mauduit International, Inc	40
1,899		Scotts Miracle-Gro Co (Class A)	138
8,197		Sealed Air Corp	394
1,854	*,e	Senomyx, Inc	5
1,971		Sensient Technologies Corp	125
3,297		Sherwin-Williams Co	939
1,724		Silgan Holdings, Inc	92
4,152		Sonoco Products Co	202
4,823	e	Southern Copper Corp (NY)	134
10,024		Steel Dynamics, Inc	226
834		Stepan Co	46
5,293	*,e	Stillwater Mining Co	56
1,097	*	Summit Materials, Inc	21
2,967		SunCoke Energy, Inc	19
6,716	e	Tahoe Resources, Inc	67
1,733	e	TimkenSteel Corp	16
970	*	Trecora Resources	9
1,164		Tredegar Corp	18
422	*	Trinseo S.A.	16
2,723	e	Tronox Ltd	17
66		United States Lime & Minerals, Inc	4
6,022	e	United States Steel Corp	97
545	*	US Concrete, Inc	32
3,434		Valspar Corp	368
5,550		Vulcan Materials Co	586
1,703		Westlake Chemical Corp	79
11,005		WestRock Co	430
1,910	*	Worthington Industries, Inc	68
3,109	*	WR Grace & Co	221

		TOTAL MATERIALS	29,578

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.2%
922		AMC Entertainment Holdings, Inc	$26
2,529	*	AMC Networks, Inc	164
148		Cable One, Inc	65
7,950		Cablevision Systems Corp (Class A)	262
1,014	*	Carmike Cinemas, Inc	30
19,055		CBS Corp (Class B)	1,050
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	9
3,067	*,e	Charter Communications, Inc	621
4,956		Cinemark Holdings, Inc	178
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	8
103,838		Comcast Corp (Class A)	6,342
1,802	*	Crown Media Holdings, Inc (Class A)	9
46	*,e	Daily Journal Corp	9
6,583	*	Discovery Communications, Inc (Class A)	188
11,578	*	Discovery Communications, Inc (Class C)	313
9,133	*	DISH Network Corp (Class A)	423
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	82
1,252	*	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	20
2,606		EW Scripps Co (Class A)	41
4,815		Gannett Co, Inc	73
1,656	*,e	Global Eagle Entertainment, Inc	14
2,680	*	Gray Television, Inc	31
2,075		Harte-Hanks, Inc	5
408	*	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	79
17,454		Interpublic Group of Cos, Inc	401
1,843		John Wiley & Sons, Inc (Class A)	90
900		Journal Media Group, Inc	11
1,046	*	Liberty Broadband Corp (Class A)	61
2,721	*	Liberty Broadband Corp (Class C)	158
4,289	*	Liberty Media Corp	166
8,370	*	Liberty Media Corp (Class C)	319
4,001	e	Lions Gate Entertainment Corp	87
5,383	*	Live Nation, Inc	120
546	*	Loral Space & Communications, Inc	19
867	*	Madison Square Garden Co	144
1,932	e	MDC Partners, Inc	46
4,057	*	Media General, Inc	66
1,642		Meredith Corp	78
2,602	*	MSG Networks, Inc	45
2,714		National CineMedia, Inc	41
1,709		New Media Investment Group, Inc	28
5,841		New York Times Co (Class A)	73
16,212		News Corp	207
4,202		News Corp (Class B)	56
1,355	e	Nexstar Broadcasting Group, Inc (Class A)	60
9,960		Omnicom Group, Inc	829
787	*	Reading International, Inc	9
3,573	e	Regal Entertainment Group (Class A)	76
216		Saga Communications, Inc	9
1,212		Scholastic Corp	45
3,464		Scripps Networks Interactive (Class A)	227
2,960		Sinclair Broadcast Group, Inc (Class A)	91
92,245	*,e	Sirius XM Holdings, Inc	364
1,322	*	Sizmek, Inc	4
2,902	*	Starz-Liberty Capital	76
9,631		TEGNA, Inc	226
13,319		Thomson Corp	539
11,670		Time Warner Cable, Inc	2,388
34,102		Time Warner, Inc	2,474

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,634		Time, Inc	$72
322	*	Townsquare Media, Inc	4
3,400		Tribune Co	130
1,096		Tribune Publishing Co	8
46,420		Twenty-First Century Fox, Inc	1,294
20,168		Twenty-First Century Fox, Inc (Class B)	569
411		Viacom, Inc	19
14,101		Viacom, Inc (Class B)	582
70,369		Walt Disney Co	6,988
1,281	e	World Wrestling Entertainment, Inc (Class A)	23

		TOTAL MEDIA	29,382

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
68,673		AbbVie, Inc	3,923
3,424	*,e	Acadia Pharmaceuticals, Inc	96
987	*	Accelerate Diagnostics, Inc	14
922	*	Acceleron Pharma, Inc	24
4,428	*	Achillion Pharmaceuticals, Inc	34
1,860	*	Acorda Therapeutics, Inc	49
420	*,e	Adamas Pharmaceuticals, Inc	6
355	*,e	Aduro Biotech, Inc	5
1,291	*,e	Advaxis, Inc	12
1,318	*,e	Aegerion Pharmaceuticals, Inc	5
844	*	Aerie Pharmaceuticals, Inc	10
628	*,e	Affimed NV	2
3,307	*	Affymetrix, Inc	46
2,830	*,e	Agenus, Inc	12
14,059		Agilent Technologies, Inc	560
1,096	*,e	Agios Pharmaceuticals, Inc	45
469	*,e	Aimmune Therapeutics, Inc	6
1,027	*	Akebia Therapeutics, Inc	9
3,320	*,e	Akorn, Inc	78
1,060	*,e	Albany Molecular Research, Inc	16
879	*	Alder Biopharmaceuticals, Inc	22
8,936	*	Alexion Pharmaceuticals, Inc	1,244
818	*,e	Alimera Sciences, Inc	1
6,349	*	Alkermes plc	217
16,300	*	Allergan plc	4,369
3,137	*	Alnylam Pharmaceuticals, Inc	197
1,291	*,e	AMAG Pharmaceuticals, Inc	30
31,592		Amgen, Inc	4,737
4,091	*,e	Amicus Therapeutics, Inc	35
1,331	*	Amphastar Pharmaceuticals, Inc	16
1,730	*	Anacor Pharmaceuticals, Inc	92
292	*,e	ANI Pharmaceuticals, Inc	10
1,485	*,e	Anthera Pharmaceuticals, Inc	5
216	*	Applied Genetic Technologies Corp	3
1,425	*,e	Aralez Pharmaceuticals, Inc	5
1,104	*,e	Aratana Therapeutics, Inc	6
531	*	Ardelyx, Inc	4
9,609	*	Arena Pharmaceuticals, Inc	19
7,383	*	Ariad Pharmaceuticals, Inc	47
5,359	*,e	Array Biopharma, Inc	16
2,299	*,e	Arrowhead Research Corp	11
596	*	Assembly Biosciences, Inc	3
607	*,e	Atara Biotherapeutics, Inc	12
272	*,e	aTyr Pharma, Inc	1
853	*	Avalanche Biotechnologies, Inc	4
596	*,e	Axovant Sciences Ltd	7
22,362		Baxalta, Inc	903
351	*,e	Bellicum Pharmaceuticals, Inc	3
3,132	*,e	BioCryst Pharmaceuticals, Inc	9
1,429	*,e	BioDelivery Sciences International, Inc	5
9,221	*	Biogen Idec, Inc	2,400

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,771	*	BioMarin Pharmaceutical, Inc	$558
871	*	Bio-Rad Laboratories, Inc (Class A)	119
213	*	Biospecifics Technologies Corp	7
1,411		Bio-Techne Corp	133
1,108	*,e	BioTime, Inc	3
1,388	*,e	Bluebird Bio, Inc	59
383	*	Blueprint Medicines Corp	7
69,178		Bristol-Myers Squibb Co	4,419
4,716		Bruker BioSciences Corp	132
1,384	*	Cambrex Corp	61
704	*	Cara Therapeutics Inc	4
3,529	*	Catalent, Inc	94
3,245	*	Catalyst Pharmaceuticals, Inc	4
32,918	*	Celgene Corp	3,295
4,172	*,e	Celldex Therapeutics, Inc	16
412	*	Cellular Biomedicine Group, Inc	8
1,345	*,e	Cempra, Inc	24
3,076	*	Cepheid, Inc	103
2,091	*	Charles River Laboratories International, Inc	159
1,103	*	ChemoCentryx, Inc	3
307	*	Chiasma, Inc	3
1,747	*,e	Chimerix, Inc	9
1,094	*	Clovis Oncology, Inc	21
994	*	Coherus Biosciences, Inc	21
280	*,e	Collegium Pharmaceutical, Inc	5
642	*	Concert Pharmaceuticals Inc	9
2,638	*,e	Corcept Therapeutics, Inc	12
360	*,e	Corium International, Inc	1
1,266	*,e	CorMedix, Inc	3
4,829	*	Curis, Inc	8
1,140	*,e	Cytokinetics, Inc	8
2,438	*,e	CytRx Corp	7
2,577	*,e	Depomed, Inc	36
543	*	Dermira, Inc	11
665	*,e	Dicerna Pharmaceuticals Inc	4
4,800	*	Durect Corp	6
1,160	*,e	Dynavax Technologies Corp	22
364	*,e	Eagle Pharmaceuticals, Inc	15
40,774		Eli Lilly & Co	2,936
1,234	*	Emergent Biosolutions, Inc	45
648	*,e	Enanta Pharmaceuticals, Inc	19
9,450	*	Endo International plc	266
1,449	*	Endocyte, Inc	4
1,244	*,e	Epizyme, Inc	15
554	*,e	Esperion Thereapeutics, Inc	9
3,648	*,e	Exact Sciences Corp	25
8,337	*,e	Exelixis, Inc	33
1,034	*	Fibrocell Science, Inc	3
2,028	*	FibroGen, Inc	43
1,234	*	Five Prime Therapeutics, Inc	50
587	*	Flexion Therapeutics Inc	5
1,247	*,e	Fluidigm Corp	10
940	*,e	Foamix Pharmaceuticals Ltd	6
507	*,e	Foundation Medicine, Inc	9
6,674	*,e	Galena Biopharma, Inc	9
748	*,e	Genocea Biosciences Inc	6
810	*	Genomic Health, Inc	20
6,445	*,e	Geron Corp	19
56,765		Gilead Sciences, Inc	5,214
290	*	Global Blood Therapeutics, Inc	5
4,607	*,e	Halozyme Therapeutics, Inc	44
438	*	Harvard Bioscience, Inc	1
1,036	*	Heron Therapeutics, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

236	*	Heska Corp	$7
2,542	*	Idera Pharmaceuticals, Inc	5
3,804	*	Ignyta, Inc	26
5,913	*	Illumina, Inc	959
484	*,e	Immune Design Corp	6
3,866	*,e	Immunogen, Inc	33
3,543	*,e	Immunomedics, Inc	9
3,085	*	Impax Laboratories, Inc	99
545	*	INC Research Holdings, Inc	22
6,606	*	Incyte Corp	479
2,197	*	Infinity Pharmaceuticals, Inc	12
3,648	e	Innoviva, Inc	46
2,690	*,e	Inovio Pharmaceuticals, Inc	23
2,595	*	Insmed, Inc	33
998	*,e	Insys Therapeutics, Inc	16
673	*,e	Intercept Pharmaceuticals, Inc	86
585	*	Intersect ENT, Inc	11
929	*	Intra-Cellular Therapies, Inc	26
1,960	*,e	Intrexon Corp	66
5,139	*,e	Ionis Pharmaceuticals, Inc	208
5,284	*	Ironwood Pharmaceuticals, Inc	58
2,591	*	Jazz Pharmaceuticals plc	338
115,180		Johnson & Johnson	12,462
427	*,e	Juno Therapeutics, Inc	16
988	*,e	Karyopharm Therapeutics, Inc	9
4,356	*,e	Keryx Biopharmaceuticals, Inc	20
1,223	*	Kite Pharma, Inc	56
486	*,e	La Jolla Pharmaceutical Co	10
1,137	*,e	Lannett Co, Inc	20
1,510	*,e	Lexicon Pharmaceuticals, Inc	18
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	83
1,951	*,e	Lion Biotechnologies, Inc	10
353	*	Loxo Oncology, Inc	10
1,879	*	Luminex Corp	36
1,177	*	MacroGenics, Inc	22
4,937	*	Mallinckrodt plc	303
11,905	*	MannKind Corp	19
712	*,e	Medgenics, Inc	3
2,880	*	Medicines Co	92
6,696	*	Medivation, Inc	308
117,061		Merck & Co, Inc	6,194
4,612	*,e	Merrimack Pharmaceuticals, Inc	39
1,180	*	Mettler-Toledo International, Inc	407
4,566	*,e	MiMedx Group, Inc	40
332	*	Mirati Therapeutics, Inc	7
2,562	*	Momenta Pharmaceuticals, Inc	24
17,162	*	Mylan NV	795
3,039	*	Myriad Genetics, Inc	114
460	*,e	NanoString Technologies, Inc	7
280	*,e	NantKwest, Inc	2
424	*,e	Natera, Inc	4
4,406	*,e	Navidea Biopharmceuticals, Inc	4
5,532	*	Nektar Therapeutics	76
2,201	*	NeoGenomics, Inc	15
234	*,e	Neos Therapeutics, Inc	3
3,617	*	Neurocrine Biosciences, Inc	143
866	*,e	NewLink Genetics Corp	16
1,597	*,e	Northwest Biotherapeutics, Inc	2
11,296	*,e	Novavax, Inc	58
543	*,e	Ocular Therapeutix, Inc	5
1,496	*	Omeros Corp	23
54	*,e	Oncocyte Corp	0	^
542	*	OncoMed Pharmaceuticals, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,319	*,e	Oncothyreon, Inc	$5
996	*	Ophthotech Corp	42
12,967	*,e	Opko Health, Inc	135
4,355	*,e	Orexigen Therapeutics, Inc	2
2,776	*,e	Organovo Holdings, Inc	6
807	e	Osiris Therapeutics, Inc	5
644	*	Otonomy, Inc	10
1,035	*,e	OvaScience, Inc	10
2,513	*	Pacific Biosciences of California, Inc	21
1,577	*	Pacira Pharmaceuticals, Inc	84
529	e	Paratek Pharmaceuticals, Inc	8
2,297	*	Parexel International Corp	144
7,108		PDL BioPharma, Inc	24
6,277	*,e	Peregrine Pharmaceuticals, Inc	3
4,771		PerkinElmer, Inc	236
1,426	*,e	Pernix Therapeutics Holdings, Inc	2
6,006		Perrigo Co plc	768
694	*	Pfenex, Inc	7
254,846		Pfizer, Inc	7,554
638		Phibro Animal Health Corp	17
1,961	*	Portola Pharmaceuticals, Inc	40
785	*	PRA Health Sciences, Inc	34
2,249	*	Prestige Brands Holdings, Inc	120
2,427	*	Progenics Pharmaceuticals, Inc	11
308	*,e	Proteon Therapeutics, Inc	2
1,315	*,e	Prothena Corp plc	54
1,436	*,e	PTC Therapeutics, Inc	9
1,018	*	Puma Biotechnology, Inc	30
9,168	*	Qiagen NV (NASDAQ)	205
3,347	*	Quintiles Transnational Holdings, Inc	218
1,230	*,e	Radius Health, Inc	39
3,398	*	Raptor Pharmaceutical Corp	16
3,275	*	Regeneron Pharmaceuticals, Inc	1,180
1,210	*,e	Regulus Therapeutics, Inc	8
1,376	*,e	Relypsa, Inc	19
1,493	*	Repligen Corp	40
1,469	*	Retrophin, Inc	20
670	*,e	Revance Therapeutics, Inc	12
3,471	*	Rigel Pharmaceuticals, Inc	7
588	*	Sage Therapeutics, Inc	19
978	*	Sagent Pharmaceuticals	12
3,004	*,e	Sangamo Biosciences, Inc	18
1,786	*,e	Sarepta Therapeutics, Inc	35
2,435	*	Sciclone Pharmaceuticals, Inc	27
4,085	*,e	Seattle Genetics, Inc	143
4,993	*	Sequenom, Inc	7
361	*	Seres Therapeutics, Inc	10
1,189	*,e	Sorrento Therapeutics, Inc	6
332	*,e	Spark Therapeutics, Inc	10
2,652	*	Spectrum Pharmaceuticals, Inc	17
414	*	Stemline Therapeutics, Inc	2
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	11
1,275	*	Supernus Pharmaceuticals, Inc	19
4,170	*	Synergy Pharmaceuticals, Inc	12
383	*,e	T2 Biosystems, Inc	4
1,333	*,e	Teligent, Inc	7
980	*,e	TESARO, Inc	43
1,526	*	Tetraphase Pharmaceuticals, Inc	7
1,516	*,e	TG Therapeutics, Inc	13
5,360	*,e	TherapeuticsMD, Inc	34
956	*,e	Theravance Biopharma, Inc	18
16,418		Thermo Electron Corp	2,325

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

430	*,e	Tokai Pharmaceuticals, Inc	$2
3,489	*	Trevena, Inc	29
5,253	*,e	Trovagene, Inc	24
1,517	*	Ultragenyx Pharmaceutical, Inc	96
1,990	*	United Therapeutics Corp	222
1,501	*	Vanda Pharmaceuticals, Inc	13
1,371	*,e	Verastem, Inc	2
946	*	Versartis, Inc	8
10,078	*	Vertex Pharmaceuticals, Inc	801
702	*,e	Vital Therapies, Inc	6
4,844	*,e	Vivus, Inc	7
1,150	*	VWR Corp	31
3,491	*	Waters Corp	461
1,194	*	Xencor Inc	16
2,448	*	Xenoport, Inc	11
704	*,e	Zafgen, Inc	5
4,815	*,e	ZIOPHARM Oncology, Inc	36
20,667		Zoetis Inc	916
845	*	Zogenix, Inc	8

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,298

REAL ESTATE - 4.4%
2,898		Acadia Realty Trust	102
755		AG Mortgage Investment Trust	10
729		Agree Realty Corp	28
2,153		Alexander & Baldwin, Inc	79
20		Alexander’s, Inc	8
3,080		Alexandria Real Estate Equities, Inc	280
63	*,e	Altisource Asset Management Corp	1
646	*,e	Altisource Portfolio Solutions S.A.	16
2,533	e	Altisource Residential Corp	30
1,470		American Assets Trust,Inc	59
4,716		American Campus Communities, Inc	222
14,448		American Capital Agency Corp	269
1,755		American Capital Mortgage, Inc	26
8,506		American Homes 4 Rent	135
17,331		American Tower Corp	1,774
39,655		Annaly Capital Management, Inc	407
4,519		Anworth Mortgage Asset Corp	21
6,612		Apartment Investment & Management Co (Class A)	277
2,227	e	Apollo Commercial Real Estate Finance, Inc	36
7,739	e	Apple Hospitality REIT, Inc	153
1,288		Ares Commercial Real Estate Corp	14
719		Armada Hoffler Properties, Inc	8
1,867	e	ARMOUR Residential REIT, Inc	40
1,249		Ashford Hospitality Prime, Inc	15
3,090		Ashford Hospitality Trust, Inc	20
454	*,e	AV Homes, Inc	5
5,464		AvalonBay Communities, Inc	1,039
769		Bluerock Residential Growth REIT, Inc	8
6,306		Boston Properties, Inc	801
7,513		Brandywine Realty Trust	105
7,301		Brixmor Property Group, Inc	187
3,666		Camden Property Trust	308
4,058		Capstead Mortgage Corp	40
3,493		Care Capital Properties, Inc	94
1,204		CareTrust REIT, Inc	15
1,667		CatchMark Timber Trust Inc	18
7,059		CBL & Associates Properties, Inc	84
12,093	*	CBRE Group, Inc	349
3,595		Cedar Realty Trust, Inc	26
1,627		Chatham Lodging Trust	35
2,532		Chesapeake Lodging Trust	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,703		Chimera Investment Corp	$91
4,557		Colony Financial, Inc	76
1,712		Colony Starwood Homes	42
5,267		Columbia Property Trust, Inc	116
5,125		Communications Sales & Leasing, Inc	114
267		Consolidated-Tomoka Land Co	12
275	e	CorEnergy Infrastructure Trust, Inc	6
958		Coresite Realty	67
3,989		Corporate Office Properties Trust	105
4,821		Corrections Corp of America	155
8,737		Cousins Properties, Inc	91
13,853		Crown Castle International Corp	1,198
7,019		CubeSmart	234
2,252		CyrusOne, Inc	103
6,587		CYS Investments, Inc	54
3,638		DCT Industrial Trust, Inc	144
12,989		DDR Corp	231
8,448		DiamondRock Hospitality Co	86
6,039		Digital Realty Trust, Inc	534
6,186		Douglas Emmett, Inc	186
14,712		Duke Realty Corp	332
2,719		DuPont Fabros Technology, Inc	110
2,653	e	Dynex Capital, Inc	18
566		Easterly Government Properties, Inc	10
1,377		EastGroup Properties, Inc	83
2,020		Education Realty Trust, Inc	84
4,678		Empire State Realty Trust, Inc	82
2,373		Entertainment Properties Trust	158
2,820		Equinix, Inc	933
5,339	*	Equity Commonwealth	151
3,258		Equity Lifestyle Properties, Inc	237
3,096		Equity One, Inc	89
15,059		Equity Residential	1,130
2,760		Essex Property Trust, Inc	645
4,978		Extra Space Storage, Inc	465
2,766		Federal Realty Investment Trust	432
5,675		FelCor Lodging Trust, Inc	46
4,909		First Industrial Realty Trust, Inc	112
2,547		First Potomac Realty Trust	23
9,243		Forest City Realty Trust, Inc	195
1,413	*,e	Forestar Group, Inc	18
2,420		Four Corners Property Trust, Inc	43
4,124		Franklin Street Properties Corp	44
309	*	FRP Holdings, Inc	11
3,679		Gaming and Leisure Properties, Inc	114
23,489		General Growth Properties, Inc	698
3,158		Geo Group, Inc	109
1,199		Getty Realty Corp	24
881		Gladstone Commercial Corp	14
2,836	e	Government Properties Income Trust	51
17,690		Gramercy Property Trust	149
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	27
4,112		Hatteras Financial Corp	59
19,492		HCP, Inc	635
4,129		Healthcare Realty Trust, Inc	128
5,217		Healthcare Trust of America, Inc	153
2,163		Hersha Hospitality Trust	46
3,988		Highwoods Properties, Inc	191
6,332		Hospitality Properties Trust	168
32,053		Host Marriott Corp	535
1,676	*	Howard Hughes Corp	177

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,138		Hudson Pacific Properties	$91
1,375		Independence Realty Trust, Inc	10
4,617		Invesco Mortgage Capital, Inc	56
4,600		Investors Real Estate Trust	33
8,867		Iron Mountain, Inc	301
3,598	*	iStar Financial, Inc	35
1,751		Jones Lang LaSalle, Inc	205
3,921		Kennedy-Wilson Holdings, Inc	86
3,723		Kilroy Realty Corp	230
17,453		Kimco Realty Corp	502
3,499		Kite Realty Group Trust	97
1,832		Ladder Capital Corp	23
3,450		Lamar Advertising Co	212
4,777		LaSalle Hotel Properties	121
9,098		Lexington Realty Trust	78
6,306		Liberty Property Trust	211
1,589		LTC Properties, Inc	72
6,679		Macerich Co	529
3,534		Mack-Cali Realty Corp	83
569	*	Marcus & Millichap, Inc	14
8,614		Medical Properties Trust, Inc	112
15,586		MFA Mortgage Investments, Inc	107
3,186		Mid-America Apartment Communities, Inc	326
2,597		Monmouth Real Estate Investment Corp (Class A)	31
6,986		Monogram Residential Trust, Inc	69
1,549		National Health Investors, Inc	103
5,710		National Retail Properties, Inc	264
1,004		National Storage Affiliates Trust	21
8,336		New Residential Investment Corp	97
2,762		New Senior Investment Group, Inc	28
4,058	e	New York Mortgage Trust, Inc	19
4,389		New York REIT, Inc	44
822		NexPoint Residential Trust, Inc	11
2,437		NorthStar Realty Europe Corp	28
7,311		NorthStar Realty Finance Corp	96
7,718		Omega Healthcare Investors, Inc	272
567		One Liberty Properties, Inc	13
387	e	Orchid Island Capital, Inc	4
5,803		Outfront Media, Inc	122
7,444		Paramount Group, Inc	119
3,509		Parkway Properties, Inc	55
3,039		Pebblebrook Hotel Trust	88
3,002		Pennsylvania REIT	66
2,603		Pennymac Mortgage Investment Trust	36
2,962		Physicians Realty Trust	55
6,792		Piedmont Office Realty Trust, Inc	138
2,300		Post Properties, Inc	137
1,723		Potlatch Corp	54
971	e	Preferred Apartment Communities, Inc	12
22,108		Prologis, Inc	977
819		PS Business Parks, Inc	82
5,991		Public Storage, Inc	1,653
1,013		QTS Realty Trust, Inc	48
3,606		RAIT Investment Trust	11
3,360		Ramco-Gershenson Properties	61
5,353		Rayonier, Inc	132
370		Re/Max Holdings, Inc	13
6,259	*	Realogy Holdings Corp	226
9,793	e	Realty Income Corp	612
3,754		Redwood Trust, Inc	49
4,031		Regency Centers Corp	302
1,443	e	Resource Capital Corp	16
3,984		Retail Opportunities Investment Corp	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,028		Retail Properties of America, Inc	$159
2,322		Rexford Industrial Realty, Inc	42
5,656		RLJ Lodging Trust	129
283	*	RMR Group, Inc	7
1,626		Rouse Properties, Inc	30
1,915		Ryman Hospitality Properties	99
2,491		Sabra Healthcare REIT, Inc	50
330		Saul Centers, Inc	18
2,393		Select Income REIT	55
9,605		Senior Housing Properties Trust	172
1,684		Silver Bay Realty Trust Corp	25
12,861		Simon Property Group, Inc	2,671
4,214		SL Green Realty Corp	408
1,504		Sovran Self Storage, Inc	177
18,574		Spirit Realty Capital, Inc	209
2,290	*,e	St. Joe Co	39
2,739	*	STAG Industrial, Inc	56
10,038		Starwood Property Trust, Inc	190
1,337		STORE Capital Corp	35
3,813		Summit Hotel Properties, Inc	46
1,962		Sun Communities, Inc	141
9,076		Sunstone Hotel Investors, Inc	127
3,910		Tanger Factory Outlet Centers, Inc	142
2,649		Taubman Centers, Inc	189
695	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	43
15,470		Two Harbors Investment Corp	123
10,915		UDR, Inc	421
507		UMH Properties, Inc	5
1,285	e,m	United Development Funding IV	4
575		Universal Health Realty Income Trust	32
3,855		Urban Edge Properties	100
1,188		Urstadt Biddle Properties, Inc (Class A)	25
13,973		Ventas, Inc	880
34,306		VEREIT, Inc	304
7,688		Vornado Realty Trust	726
3,060		Washington REIT	89
5,234		Weingarten Realty Investors	196
14,572		Welltower, Inc	1,010
1,871	e	Western Asset Mortgage Capital Corp	19
33,653		Weyerhaeuser Co	1,043
976		Whitestone REIT	12
4,380		WP Carey, Inc	273
7,930		WP GLIMCHER, Inc	75
4,720		Xenia Hotels & Resorts, Inc	74

		TOTAL REAL ESTATE	40,047

RETAILING - 5.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	10
2,730		Aaron’s, Inc	68
2,948		Abercrombie & Fitch Co (Class A)	93
2,963		Advance Auto Parts, Inc	475
15,831	*	Amazon.com, Inc	9,398
7,938	e	American Eagle Outfitters, Inc	132
367	*,e	America’s Car-Mart, Inc	9
1,131	*	Asbury Automotive Group, Inc	68
7,267	*	Ascena Retail Group, Inc	80
2,914	*,e	Autonation, Inc	136
1,284	*	AutoZone, Inc	1,023
1,364	*	Barnes & Noble Education, Inc	13
2,159		Barnes & Noble, Inc	27
6,832	*	Bed Bath & Beyond, Inc	339
12,623		Best Buy Co, Inc	409

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

824		Big 5 Sporting Goods Corp	$9
1,685		Big Lots, Inc	76
645		Blue Nile, Inc	17
517	*	Boot Barn Holdings, Inc	5
1,023	e	Buckle, Inc	35
512	*	Build-A-Bear Workshop, Inc	7
3,181	*	Burlington Stores, Inc	179
2,171	*,e	Cabela’s, Inc	106
1,133		Caleres, Inc	32
7,934	*,e	Carmax, Inc	405
966		Cato Corp (Class A)	37
6,107		Chico’s FAS, Inc	81
792		Children’s Place Retail Stores, Inc	66
836		Citi Trends, Inc	15
1,176	*,e	Conn’s, Inc	15
764	*	Container Store Group, Inc	4
713		Core-Mark Holding Co, Inc	58
3,342		CST Brands, Inc	128
2,260	*	Destination XL Group, Inc	12
3,844		Dick’s Sporting Goods, Inc	180
623	e	Dillard’s, Inc (Class A)	53
11,935		Dollar General Corp	1,022
9,374	*	Dollar Tree, Inc	773
3,192		DSW, Inc (Class A)	88
833	*	Etsy, Inc	7
4,821		Expedia, Inc	520
3,681	*	Express Parent LLC	79
464	*,e	Fenix Parts, Inc	2
1,930		Finish Line, Inc (Class A)	41
2,292	*	Five Below, Inc	95
5,914		Foot Locker, Inc	381
2,024	*	Francesca’s Holdings Corp	39
1,409		Fred’s, Inc (Class A)	21
911	*	FTD Cos, Inc	24
4,373	e	GameStop Corp (Class A)	139
10,077		Gap, Inc	296
979	*	Genesco, Inc	71
6,433		Genuine Parts Co	639
3,693		GNC Holdings, Inc	117
1,038		Group 1 Automotive, Inc	61
19,761	*	Groupon, Inc	79
2,720		Guess?, Inc	51
983		Haverty Furniture Cos, Inc	21
1,136	*,e	Hibbett Sports, Inc	41
53,835		Home Depot, Inc	7,183
1,388		HSN, Inc	73
12,859	*,e	JC Penney Co, Inc	142
705		Kirkland’s, Inc	12
8,004		Kohl’s Corp	373
10,039		L Brands, Inc	881
733	*,e	Lands’ End, Inc	19
19,789	*	Liberty Interactive Corp	500
3,158	*	Liberty TripAdvisor Holdings, Inc	70
5,863	*	Liberty Ventures	229
960		Lithia Motors, Inc (Class A)	84
12,785	*	LKQ Corp	408
39,481		Lowe’s Companies, Inc	2,991
1,262	*,e	Lumber Liquidators, Inc	17
13,057		Macy’s, Inc	576
1,129	*	MarineMax, Inc	22
859	*,e	Mattress Firm Holding Corp	36
2,576	*	Michaels Cos, Inc	72
1,383		Monro Muffler, Inc	99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,808	*	Murphy USA, Inc	$111
17,614	*	NetFlix, Inc	1,801
5,869		Nordstrom, Inc	336
1,216		Nutri/System, Inc	25
23,068	*	Office Depot, Inc	164
447	*	Ollie’s Bargain Outlet Holdings, Inc	10
4,162	*	O’Reilly Automotive, Inc	1,139
712	e	Outerwall, Inc	26
567	*	Overstock.com, Inc	8
1,066	*	Party City Holdco, Inc	16
1,799		Penske Auto Group, Inc	68
848		PetMed Express, Inc	15
3,828	e	Pier 1 Imports, Inc	27
2,146	*	Priceline.com, Inc	2,766
2,196		Rent-A-Center, Inc	35
1,378	*,e	Restoration Hardware Holdings, Inc	58
16,964		Ross Stores, Inc	982
6,704	*	Sally Beauty Holdings, Inc	217
691	*,e	Sears Holdings Corp	11
2,224	*	Select Comfort Corp	43
775		Shoe Carnival, Inc	21
1,588	*	Shutterfly, Inc	74
3,228		Signet Jewelers Ltd	400
1,400		Sonic Automotive, Inc (Class A)	26
758	*	Sportsman’s Warehouse Holdings, Inc	10
1,474	e	Stage Stores, Inc	12
27,087		Staples, Inc	299
1,440		Stein Mart, Inc	11
2,044		Tailored Brands, Inc	37
24,966		Target Corp	2,054
4,771		Tiffany & Co	350
834	*	Tile Shop Holdings, Inc	12
432	*	Tilly’s, Inc	3
28,034		TJX Companies, Inc	2,196
5,467		Tractor Supply Co	495
4,409	*	TripAdvisor, Inc	293
1,789	*	Tuesday Morning Corp	15
2,688	*	Ulta Salon Cosmetics & Fragrance, Inc	521
3,362	*	Urban Outfitters, Inc	111
1,265	*	Vitamin Shoppe, Inc	39
857	*	VOXX International Corp (Class A)	4
840	*,e	Wayfair, Inc	36
640	*	West Marine, Inc	6
3,898		Williams-Sonoma, Inc	213
133		Winmark Corp	13
1,062	*,e	Zumiez, Inc	21

		TOTAL RETAILING	47,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
1,806	*	Advanced Energy Industries, Inc	63
27,659	*,e	Advanced Micro Devices, Inc	79
844	*	Alpha & Omega Semiconductor Ltd	10
1,324	*,e	Ambarella, Inc	59
3,751	*	Amkor Technology, Inc	22
12,692		Analog Devices, Inc	751
47,973		Applied Materials, Inc	1,016
3,483	*	Applied Micro Circuits Corp	23
17,610		Atmel Corp	143
5,359	*	Axcelis Technologies, Inc	15
15,674		Broadcom Ltd	2,422
2,909		Brooks Automation, Inc	30
1,066		Cabot Microelectronics Corp	44
569	*	Cascade Microtech, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,349	*	Cavium, Inc	$144
910	*	Ceva, Inc	20
2,678	*	Cirrus Logic, Inc	98
1,302		Cohu, Inc	15
3,668	*,e	Cree, Inc	107
13,981	e	Cypress Semiconductor Corp	121
1,646	*	Diodes, Inc	33
1,224	*	DSP Group, Inc	11
5,882	*	Entegris, Inc	80
1,921	*	Exar Corp	11
4,815	*	Fairchild Semiconductor International, Inc	96
3,183	*	First Solar, Inc	218
2,618	*	Formfactor, Inc	19
1,603	*	Inphi Corp	53
6,262	*	Integrated Device Technology, Inc	128
196,482		Intel Corp	6,356
5,704		Intersil Corp (Class A)	76
1,231		IXYS Corp	14
6,383		Kla-Tencor Corp	465
3,559	*	Kopin Corp	6
6,331		Lam Research Corp	523
5,097	*,e	Lattice Semiconductor Corp	29
10,118		Linear Technology Corp	451
987	*,e	MA-COM Technology Solutions	43
19,108		Marvell Technology Group Ltd	197
3,104	*	Mattson Technology, Inc	11
11,990		Maxim Integrated Products, Inc	441
2,016	*	MaxLinear, Inc	37
8,693		Microchip Technology, Inc	419
43,884	*	Micron Technology, Inc	459
4,564	*	Microsemi Corp	175
2,245		MKS Instruments, Inc	85
1,709		Monolithic Power Systems, Inc	109
1,014	*	Nanometrics, Inc	16
1,216	*	NeoPhotonics Corp Ltd	17
258		NVE Corp	15
21,848		Nvidia Corp	778
17,698	*	ON Semiconductor Corp	170
1,181	*	PDF Solutions, Inc	16
2,703	*	Photronics, Inc	28
1,292		Power Integrations, Inc	64
5,711	*	Qorvo, Inc	288
4,954	*,e	Rambus, Inc	68
1,464	*	Rudolph Technologies, Inc	20
2,813	*	Semtech Corp	62
1,460	*	Sigma Designs, Inc	10
1,854	*	Silicon Laboratories, Inc	83
7,798		Skyworks Solutions, Inc	607
2,299	*,e	SunPower Corp	51
9,041		Teradyne, Inc	195
2,213		Tessera Technologies, Inc	69
42,976		Texas Instruments, Inc	2,468
928	*	Ultra Clean Holdings	5
1,279	*	Ultratech, Inc	28
1,796	*	Veeco Instruments, Inc	35
2,408	*	Xcerra Corp	16
10,462		Xilinx, Inc	496

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,344

SOFTWARE & SERVICES - 12.0%
1,417	*	A10 Networks, Inc	8
26,025		Accenture plc	3,003
4,917	*	ACI Worldwide, Inc	102

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,884		Activision Blizzard, Inc	$707
1,945	*	Actua Corp	18
3,414	*	Acxiom Corp	73
20,487	*	Adobe Systems, Inc	1,922
7,179	*	Akamai Technologies, Inc	399
351	*,e	Alarm.com Holdings, Inc	8
2,534	*	Alliance Data Systems Corp	557
11,969	*	Alphabet, Inc (Class A)	9,131
12,216	*	Alphabet, Inc (Class C)	9,100
384	*,e	Amber Road, Inc	2
6,170		Amdocs Ltd	373
764	*	American Software, Inc (Class A)	7
1,936	*	Angie’s List, Inc	16
3,791	*	Ansys, Inc	339
244	*,e	Appfolio, Inc	3
3,703	*	Aspen Technology, Inc	134
1,048	*	Atlassian Corp plc	26
9,248	*	Autodesk, Inc	539
19,215		Automatic Data Processing, Inc	1,724
1,736	*	AVG Technologies NV	36
2,964	*	Bankrate, Inc	27
330	*	Barracuda Networks, Inc	5
2,221	*	Bazaarvoice, Inc	7
327	*,e	Benefitfocus, Inc	11
880	*,e	Black Knight Financial Services, Inc	27
2,030		Blackbaud, Inc	128
2,216	*	Blackhawk Network Holdings, Inc	76
2,003	*	Blucora, Inc	10
4,299		Booz Allen Hamilton Holding Co	130
1,713	*	Bottomline Technologies, Inc	52
568	*,e	Box, Inc	7
1,247	*	Brightcove, Inc	8
5,065		Broadridge Financial Solutions, Inc	300
1,345	*	BroadSoft, Inc	54
12,575		CA, Inc	387
1,033	*	CACI International, Inc (Class A)	110
12,369	*	Cadence Design Systems, Inc	292
2,042	*	Callidus Software, Inc	34
540	*	Carbonite, Inc	4
1,869	*	Cardtronics, Inc	67
797	*,e	Care.com, Inc	5
480		Cass Information Systems, Inc	25
6,779		CDK Global, Inc	316
921	*	ChannelAdvisor Corp	10
3,700	*	Ciber, Inc	8
1,437	*,e	Cimpress NV	130
6,459	*	Citrix Systems, Inc	508
25,282	*	Cognizant Technology Solutions Corp (Class A)	1,585
1,919	*	Commvault Systems, Inc	83
5,869		Computer Sciences Corp	202
2,024	*	comScore, Inc	61
4,171		Convergys Corp	116
2,343	*	Cornerstone OnDemand, Inc	77
1,370	*	CoStar Group, Inc	258
1,464		CSG Systems International, Inc	66
5,869		CSRA, Inc	158
1,005	*	Cvent, Inc	21
708	*	Datalink Corp	6
1,406	*	Demandware, Inc	55
1,843	*	DHI Group, Inc	15
335	e	Digimarc Corp	10
2,145	*,e	Digital Turbine, Inc	3
1,424		DST Systems, Inc	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,694		EarthLink Holdings Corp	$27
50,372	*	eBay, Inc	1,202
1,160	e	Ebix, Inc	47
12,929	*	Electronic Arts, Inc	855
1,241	*	Ellie Mae, Inc	112
2,483	*,e	Endurance International Group Holdings, Inc	26
1,037	*,e	EnerNOC, Inc	8
1,657	*	Envestnet, Inc	45
2,068	*	EPAM Systems, Inc	154
1,587		EPIQ Systems, Inc	24
2,184	*	Euronet Worldwide, Inc	162
2,712	*	Everi Holdings, Inc	6
2,895		EVERTEC, Inc	40
886	*	Everyday Health, Inc	5
1,501	*	ExlService Holdings, Inc	78
89,668	*	Facebook, Inc	10,231
1,313		Fair Isaac Corp	139
11,618		Fidelity National Information Services, Inc	736
5,825	*,e	FireEye, Inc	105
3,821	*	First American Corp	133
7,398	*	First Data Corp	96
9,712	*	Fiserv, Inc	996
1,029	*	Five9, Inc	9
3,877	*	FleetCor Technologies, Inc	577
1,659	*	FleetMatics Group plc	68
514		Forrester Research, Inc	17
6,035	*	Fortinet, Inc	185
3,531	*	Gartner, Inc	315
6,383	*	Genpact Ltd	174
1,086	*	Gigamon, Inc	34
5,320		Global Payments, Inc	347
647	*	Globant S.A.	20
5,108	*,e	Glu Mobile, Inc	14
1,002	*	GoDaddy, Inc	32
2,479	*,e	Gogo, Inc	27
3,181	*,e	GrubHub, Inc	80
1,039	*	GTT Communications, Inc	17
680	*,e	Guidance Software, Inc	3
2,990	*	Guidewire Software, Inc	163
1,077		Hackett Group, Inc	16
1,546		Heartland Payment Systems, Inc	149
320	*,e	Hortonworks, Inc	4
786	*	HubSpot, Inc	34
3,119		IAC/InterActiveCorp	147
1,120	*,e	Imperva, Inc	57
2,288	*	Infoblox, Inc	39
766	*	Interactive Intelligence, Inc	28
2,702	*	Internap Network Services Corp	7
37,616		International Business Machines Corp	5,697
1,633	*	Intralinks Holdings, Inc	13
10,722		Intuit, Inc	1,115
2,031		j2 Global, Inc	125
3,456		Jack Henry & Associates, Inc	292
1,823	*	Jive Software, Inc	7
2,850		Leidos Holdings, Inc	143
3,363	*	Limelight Networks, Inc	6
4,491	*	LinkedIn Corp	514
3,304	*	Lionbridge Technologies	17
1,143	*	Liquidity Services, Inc	6
2,686	*	Liveperson, Inc	16
1,024	*	LogMeIn, Inc	52
768	*	Luxoft Holding, Inc	42
3,121	*	Manhattan Associates, Inc	177

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,025		Mantech International Corp (Class A)	$33
1,311		Marchex, Inc (Class B)	6
1,197	*	Marin Software, Inc	4
1,468	*	Marketo, Inc	29
41,394		Mastercard, Inc (Class A)	3,912
1,373	*,e	Match Group, Inc	15
2,782		MAXIMUS, Inc	146
4,392		Mentor Graphics Corp	89
335,732		Microsoft Corp	18,542
391	*	MicroStrategy, Inc (Class A)	70
306	*,e	MINDBODY, Inc	4
1,693	*,e	MobileIron, Inc	8
844	*	Model N, Inc	9
2,352	*,e	ModusLink Global Solutions, Inc	3
1,065	*	MoneyGram International, Inc	7
1,800		Monotype Imaging Holdings, Inc	43
4,071	*	Monster Worldwide, Inc	13
1,692	*	NetSuite, Inc	116
2,439	*	NeuStar, Inc (Class A)	60
237	*	New Relic, Inc	6
1,570		NIC, Inc	28
10,683	*	Nuance Communications, Inc	200
1,130	*,e	OPOWER, Inc	8
131,157		Oracle Corp	5,366
9,063	*,e	Pandora Media, Inc	81
444	*,e	Park City Group, Inc	4
13,190		Paychex, Inc	712
1,334	*,e	Paycom Software, Inc	47
641	*,e	Paylocity Holding Corp	21
50,415	*	PayPal Holdings, Inc	1,946
1,584		Pegasystems, Inc	40
1,536	*	Perficient, Inc	33
496	*	PFSweb, Inc	6
2,115	*	Progress Software Corp	51
1,629	*,e	Proofpoint, Inc	88
1,099	*	PROS Holdings, Inc	13
4,967	*	PTC, Inc	165
819	*	Q2 Holdings, Inc	20
400		QAD, Inc (Class A)	8
3,971	*	QLIK Technologies, Inc	115
1,041	*	Qualys, Inc	26
1,192	*	QuinStreet, Inc	4
2,538	*,e	Quotient Technology, Inc	27
5,171	*	Rackspace Hosting, Inc	112
350	*,e	Rapid7, Inc	5
1,085	*	RealNetworks, Inc	4
2,115	*	RealPage, Inc	44
7,443	*	Red Hat, Inc	555
393		Reis, Inc	9
1,375	*	RetailMeNot, Inc	11
2,273	*	RingCentral, Inc	36
801	*,e	Rocket Fuel, Inc	3
3,464	*	Rovi Corp	71
1,069	*	Rubicon Project, Inc	20
4,752		Sabre Corp	137
26,980	*	Salesforce.com, Inc	1,992
594		Sapiens International Corp NV	7
1,942		Science Applications International Corp	104
1,059	*	Sciquest, Inc	15
1,446	*	Seachange International, Inc	8
6,500	*	ServiceNow, Inc	398
2,827	*,e	ServiceSource International LLC	12
831	*,e	Shutterstock, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,525	*	Silver Spring Networks, Inc	$22
5,288	*	Splunk, Inc	259
690	*	SPS Commerce, Inc	30
1,248	*,e	Square, Inc	19
2,996		SS&C Technologies Holdings, Inc	190
595	*	Stamps.com, Inc	63
1,663	*	Sykes Enterprises, Inc	50
27,678		Symantec Corp	509
1,551	*	Synchronoss Technologies, Inc	50
6,503	*	Synopsys, Inc	315
1,329	*	Syntel, Inc	66
2,095	*	Tableau Software, Inc	96
3,573	*	Take-Two Interactive Software, Inc	135
1,464	*	Tangoe, Inc	12
708	*	TechTarget, Inc	5
834	*	TeleNav, Inc	5
730		TeleTech Holdings, Inc	20
4,980	*	Teradata Corp	131
840	*	Textura Corp	16
4,088	*	TiVo, Inc	39
6,979		Total System Services, Inc	332
4,455		Travelport Worldwide Ltd	61
285	*	Travelzoo, Inc	2
2,080	*,e	TrueCar, Inc	12
617	*,e	TubeMogul, Inc	8
23,028	*	Twitter, Inc	381
1,414	*	Tyler Technologies, Inc	182
1,215	*	Ultimate Software Group, Inc	235
2,160	*,e	Unisys Corp	17
640	*	United Online, Inc	7
6,048	*	Vantiv, Inc	326
225	*,e	Varonis Systems, Inc	4
1,227	*,e	Vasco Data Security International	19
4,800	*	VeriFone Systems, Inc	136
2,567	*	Verint Systems, Inc	86
4,039	*,e	VeriSign, Inc	358
2,063	*,e	VirnetX Holding Corp	9
1,253	*	Virtusa Corp	47
81,150		Visa, Inc (Class A)	6,206
3,459	*,e	VMware, Inc (Class A)	181
1,683	*	WebMD Health Corp (Class A)	105
1,869	*	Website Pros, Inc	37
20,753		Western Union Co	400
1,631	*	WEX, Inc	136
622	*	Wix.com Ltd	13
4,475	*,e	Workday, Inc	344
321	*	Workiva, Inc	4
380	*	Xactly Corp	3
41,834		Xerox Corp	467
1,403	*	XO Group, Inc	23
1,059	*	Xura, Inc	21
38,856	*	Yahoo!, Inc	1,430
2,740	*	Yelp, Inc	54
2,277	*,e	Zendesk, Inc	48
1,858	*,e	Zillow Group, Inc	47
3,716	*,e	Zillow Group, Inc (Class C)	88
3,311	*	Zix Corp	13
31,985	*	Zynga, Inc	73

		TOTAL SOFTWARE & SERVICES	109,499

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
4,845	*,e	3D Systems Corp	75
2,222		Adtran, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

932	*,e	Aerohive Networks, Inc	$5
1,059	*	Agilysys, Inc	11
548		Alliance Fiber Optic Products, Inc	8
12,587		Amphenol Corp (Class A)	728
1,193	*	Anixter International, Inc	62
239,076		Apple, Inc	26,057
654	*,e	Applied Optoelectronics, Inc	10
1,423	*	Arista Networks, Inc	90
7,489	*	ARRIS International plc	172
3,591	*	Arrow Electronics, Inc	231
1,363	*	Avid Technology, Inc	9
5,645		Avnet, Inc	250
2,062		AVX Corp	26
653		Badger Meter, Inc	43
429		Bel Fuse, Inc (Class B)	6
1,797		Belden CDT, Inc	110
2,361	*	Benchmark Electronics, Inc	54
755		Black Box Corp	10
17,663		Brocade Communications Systems, Inc	187
1,369	*	CalAmp Corp	25
1,907	*	Calix, Inc	14
5,510		CDW Corp	229
1,874		Checkpoint Systems, Inc	19
5,224	*	Ciena Corp	99
211,223		Cisco Systems, Inc	6,013
522	*,e	Clearfield, Inc	8
3,781		Cognex Corp	147
1,000	*	Coherent, Inc	92
4,259	*	CommScope Holding Co, Inc	119
784		Comtech Telecommunications Corp	18
490	*,e	Control4 Corp	4
46,169		Corning, Inc	964
1,729	*	Cray, Inc	72
1,425		CTS Corp	22
1,609		Daktronics, Inc	13
2,709		Diebold, Inc	78
1,490	*	Digi International, Inc	14
2,076		Dolby Laboratories, Inc (Class A)	90
750	*	DTS, Inc	16
789	*,e	Eastman Kodak Co	9
1,847	*	EchoStar Corp (Class A)	82
1,000		Electro Rent Corp	9
1,985	*	Electronics for Imaging, Inc	84
80,005		EMC Corp	2,132
1,103	*	EMCORE Corp	6
206	*	ePlus, Inc	17
4,537	*	Extreme Networks, Inc	14
3,021	*	F5 Networks, Inc	320
1,548	*	Fabrinet	50
739	*	FARO Technologies, Inc	24
1,753		FEI Co	156
4,415	*	Finisar Corp	81
1,765	*,e	Fitbit, Inc	27
5,847		Flir Systems, Inc	193
1,328	*	GSI Group, Inc	19
3,947	*	Harmonic, Inc	13
5,220		Harris Corp	406
71,287		Hewlett Packard Enterprise Co	1,264
73,395		HP, Inc	904
2,229	*	II-VI, Inc	48
1,595	*,e	Imation Corp	3
1,305	*	Immersion Corp	11
5,305	*	Infinera Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,446		Ingram Micro, Inc (Class A)	$232
1,624	*	Insight Enterprises, Inc	47
1,493		InterDigital, Inc	83
3,133	*	InvenSense, Inc	26
1,459	*	IPG Photonics Corp	140
1,635	*	Itron, Inc	68
2,593	*	Ixia	32
8,197		Jabil Circuit, Inc	158
16,667		Juniper Networks, Inc	425
6,856	*	Keysight Technologies, Inc	190
1,302	*	Kimball Electronics, Inc	15
3,773	*	Knowles Corp	50
758	*	KVH Industries, Inc	7
2,589		Lexmark International, Inc (Class A)	87
949		Littelfuse, Inc	117
1,958	*	Lumentum Holdings, Inc	53
1,540	*	Mercury Computer Systems, Inc	31
126	e	Mesa Laboratories, Inc	12
1,672		Methode Electronics, Inc	49
7,406		Motorola, Inc	561
632		MTS Systems Corp	38
555	*	Multi-Fineline Electronix, Inc	13
4,729		National Instruments Corp	142
5,517	*	NCR Corp	165
12,362		NetApp, Inc	337
1,274	*	Netgear, Inc	51
3,856	*	Netscout Systems, Inc	89
1,913	*	Newport Corp	44
2,136	*,e	Nimble Storage, Inc	17
1,693	*,e	Novatel Wireless, Inc	3
4,246	*,e	Oclaro, Inc	23
836	*	OSI Systems, Inc	55
3,066	*	Palo Alto Networks, Inc	500
929		Park Electrochemical Corp	15
430		PC Connection, Inc	11
1,118		Plantronics, Inc	44
1,413	*	Plexus Corp	56
6,111	*	Polycom, Inc	68
1,191	*,e	Pure Storage, Inc	16
3,739	*	QLogic Corp	50
62,027		Qualcomm, Inc	3,172
11,444	*	Quantum Corp	7
1,175	*	Rofin-Sinar Technologies, Inc	38
790	*	Rogers Corp	47
2,837	*	Ruckus Wireless, Inc	28
8,457		SanDisk Corp	643
3,491	*	Sanmina Corp	82
1,187	*	Scansource, Inc	48
2,605	*	ShoreTel, Inc	19
1,782	*,e	Silicon Graphics International Corp	13
2,205	*	Sonus Networks, Inc	17
2,178	*,e	Stratasys Ltd	56
1,554	*	Super Micro Computer, Inc	53
1,586	*	Synaptics, Inc	126
988		SYNNEX Corp	92
461	*	Systemax, Inc	4
1,221	*	Tech Data Corp	94
10,868	*	Trimble Navigation Ltd	270
2,698	*	TTM Technologies, Inc	18
1,309		Ubiquiti Networks, Inc	44
1,692	*	Universal Display Corp	92
1,815	*,e	Viasat, Inc	133
9,794	*	Viavi Solutions, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,324		Vishay Intertechnology, Inc	$65
654	*	Vishay Precision Group, Inc	9
9,061		Western Digital Corp	428
2,122	*	Zebra Technologies Corp (Class A)	146

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	52,133

TELECOMMUNICATION SERVICES - 2.5%
3,853	*	8x8, Inc	39
251,885		AT&T, Inc	9,866
490		Atlantic Tele-Network, Inc	37
1,565	*	Boingo Wireless, Inc	12
23,806		CenturyTel, Inc	761
10,048	*	Cincinnati Bell, Inc	39
1,955		Cogent Communications Group, Inc	76
2,274		Consolidated Communications Holdings, Inc	59
1,092	*,e	Fairpoint Communications, Inc	16
42,559		Frontier Communications Corp	238
1,464	*	General Communication, Inc (Class A)	27
19,920	*,e	Globalstar, Inc	29
460	*	Hawaiian Telcom Holdco, Inc	11
609		IDT Corp (Class B)	9
2,355	*	inContact, Inc	21
1,405		Inteliquent, Inc	23
2,990	*,e	Iridium Communications, Inc	24
11,694	*	Level 3 Communications, Inc	618
757	*	Lumos Networks Corp	10
757	*,e	NTELOS Holdings Corp	7
2,552	*	Orbcomm, Inc	26
539	*	pdvWireless, Inc	18
5,457	*	SBA Communications Corp (Class A)	547
2,186		Shenandoah Telecom Co	58
1,177		Spok Holdings, Inc	21
32,103	*,e	Sprint Corp	112
384	*,e	Straight Path Communications, Inc	12
3,834		Telephone & Data Systems, Inc	115
11,079	*	T-Mobile US, Inc	424
580	*	US Cellular Corp	26
168,943		Verizon Communications, Inc	9,137
7,062	*	Vonage Holdings Corp	32
4,571	e	Windstream Holdings, Inc	35
6,062	*	Zayo Group Holdings, Inc	147

		TOTAL TELECOMMUNICATION SERVICES	22,632

TRANSPORTATION - 2.1%
2,669	*	Air Transport Services Group, Inc	41
5,162		Alaska Air Group, Inc	423
554		Allegiant Travel Co	99
285		Amerco, Inc	102
26,255		American Airlines Group, Inc	1,077
1,131		Arkansas Best Corp	24
1,047	*	Atlas Air Worldwide Holdings, Inc	44
3,581	*	Avis Budget Group, Inc	98
988	*	Celadon Group, Inc	10
6,154		CH Robinson Worldwide, Inc	457
1,347	e	Copa Holdings S.A. (Class A)	91
452	*	Covenant Transportation Group, Inc	11
40,816		CSX Corp	1,051
33,441		Delta Air Lines, Inc	1,628
1,254	*	Echo Global Logistics, Inc	34
8,085		Expeditors International of Washington, Inc	395
11,185		FedEx Corp	1,820
1,381		Forward Air Corp	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,296	*	Genesee & Wyoming, Inc (Class A)	$144
2,009	*	Hawaiian Holdings, Inc	95
2,244	e	Heartland Express, Inc	42
17,129	*	Hertz Global Holdings, Inc	180
1,570	*	Hub Group, Inc (Class A)	64
3,785		J.B. Hunt Transport Services, Inc	319
13,112	*	JetBlue Airways Corp	277
4,662		Kansas City Southern Industries, Inc	398
2,355	*	Kirby Corp	142
2,626		Knight Transportation, Inc	69
1,552		Landstar System, Inc	100
2,852		Macquarie Infrastructure Co LLC	192
1,041		Marten Transport Ltd	19
1,339		Matson, Inc	54
2,759	e	Navios Maritime Holdings, Inc	3
12,552		Norfolk Southern Corp	1,045
2,951	*	Old Dominion Freight Line	205
99	*	PAM Transportation Services, Inc	3
421		Park-Ohio Holdings Corp	18
759	*	Radiant Logistics, Inc	3
1,220	*	Roadrunner Transportation Services Holdings, Inc	15
2,221		Ryder System, Inc	144
1,140	*	Saia, Inc	32
2,348		Skywest, Inc	47
27,753		Southwest Airlines Co	1,243
3,077	*	Spirit Airlines, Inc	148
3,842	*,e	Swift Transportation Co, Inc	72
36,132		Union Pacific Corp	2,874
15,705	*	United Continental Holdings, Inc	940
29,127		United Parcel Service, Inc (Class B)	3,072
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	8
1,008	*	Virgin America, Inc	39
1,875		Werner Enterprises, Inc	51
2,328	*	Wesco Aircraft Holdings, Inc	34
3,016	*,e	XPO Logistics, Inc	93
1,384	*	YRC Worldwide, Inc	13

		TOTAL TRANSPORTATION	19,668

UTILITIES - 3.5%
2,058	e	Abengoa Yield plc	37
28,495		AES Corp	336
5,165		AGL Resources, Inc	336
2,057		Allete, Inc	115
4,814		Alliant Energy Corp	358
10,213		Ameren Corp	512
20,446		American Electric Power Co, Inc	1,358
1,754		American States Water Co	69
7,460		American Water Works Co, Inc	514
7,726		Aqua America, Inc	246
366		Artesian Resources Corp	10
5,498	e	Atlantic Power Corp	14
4,152		Atmos Energy Corp	308
2,315		Avangrid, Inc	93
2,754		Avista Corp	112
1,970		Black Hills Corp	118
2,026		California Water Service Group	54
16,079	*	Calpine Corp	244
18,179		Centerpoint Energy, Inc	380
670		Chesapeake Utilities Corp	42
2,075		Cleco Corp	115
11,263		CMS Energy Corp	478
518		Connecticut Water Service, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,137		Consolidated Edison, Inc	$930
626		Consolidated Water Co, Inc	8
24,593		Dominion Resources, Inc	1,847
7,478		DTE Energy Co	678
28,743		Duke Energy Corp	2,319
5,419	*	Dynegy, Inc	78
13,357		Edison International	960
1,646		El Paso Electric Co	76
1,919		Empire District Electric Co	63
7,467		Entergy Corp	592
13,425		Eversource Energy	783
38,001		Exelon Corp	1,363
17,812		FirstEnergy Corp	641
535	e	Genie Energy Ltd	4
6,564		Great Plains Energy, Inc	212
4,472	*	Hawaiian Electric Industries, Inc	145
2,116		Idacorp, Inc	158
6,556		ITC Holdings Corp	286
1,831		Laclede Group, Inc	124
8,222		MDU Resources Group, Inc	160
1,437		MGE Energy, Inc	75
813		Middlesex Water Co	25
3,449		National Fuel Gas Co	173
3,600		New Jersey Resources Corp	131
18,431		NextEra Energy, Inc	2,181
13,439		NiSource, Inc	317
1,036		Northwest Natural Gas Co	56
1,790		NorthWestern Corp	111
14,257		NRG Energy, Inc	185
1,290		NRG Yield, Inc (Class A)	18
1,290		NRG Yield, Inc (Class C)	18
8,413		OGE Energy Corp	241
2,332		ONE Gas, Inc	143
1,582		Ormat Technologies, Inc	65
1,620		Otter Tail Corp	48
2,193	e	Pattern Energy Group, Inc	42
19,737		PG&E Corp	1,179
3,206		Piedmont Natural Gas Co, Inc	192
4,744		Pinnacle West Capital Corp	356
3,355		PNM Resources, Inc	113
3,322		Portland General Electric Co	131
28,008		PPL Corp	1,066
20,787		Public Service Enterprise Group, Inc	980
7,671		Questar Corp	190
6,017		SCANA Corp	422
10,162		Sempra Energy	1,057
678		SJW Corp	25
2,886		South Jersey Industries, Inc	82
37,712		Southern Co	1,951
1,975		Southwest Gas Corp	130
1,123		Spark Energy, Inc	20
3,498	*	Talen Energy Corp	31
9,633		TECO Energy, Inc	265
1,809		TerraForm Global, Inc	4
2,161	e	TerraForm Power, Inc	19
7,282		UGI Corp	293
597		Unitil Corp	25
3,477		Vectren Corp	176
876	*,e	Vivint Solar, Inc	2
12,871		WEC Energy Group, Inc	773
5,586		Westar Energy, Inc	277
1,897		WGL Holdings, Inc	137
21,223		Xcel Energy, Inc	888

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

672		York Water Co	$21

		TOTAL UTILITIES	31,933

		TOTAL COMMON STOCKS
		(Cost $465,483)	914,179

RIGHTS / WARRANTS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
499	e,m	Vince Holding Corp	0	^

		TOTAL CONSUMER DURABLES & APPAREL	0	^

ENERGY - 0.0%
711	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS
		(Cost $6)	7

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
22,590,803	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	22,591

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	22,591

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $22,591)	22,591

		TOTAL INVESTMENTS - 102.4%
		(Cost $488,080)	936,777
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(22,098)

		NET ASSETS - 100.0%	$914,679

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,079,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Financial Statements

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Financial Statements

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2016, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of March 31, 2016, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Financials	$159,779	$—	$4	$159,783
Health care	124,428	—	1	124,429
Industrials	99,024	—	7	99,031
Telecommunication services	22,632	—	6	22,638
All other equity investments*	508,305	—	—	508,305
Short-term investments	22,591	—	—	22,591
Futures**	5	—	—	5
Total	$936,764	$—	$18	$936,782

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments are not reflected in the Schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Financial Statements

At March 31, 2016, the Account held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock Index	S&P 500 Index E-Mini	10	$1,026	June 2016	$5

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of March 31, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $448,697,000, consisting of gross unrealized appreciation of $493,841,000 and gross unrealized depreciation of $(45,144,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: May 16, 2016	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer